UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2017

Wells Fargo VT Discovery Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT Discovery Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Discovery Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Discovery Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of June 30, 2017

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	5-8-1992	23.30	13.22	8.83	1.18	1.15
Russell 2500TM Growth Index[3]	–	21.44	14.33	8.18	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Discovery Fund	5

Ten largest holdings (%) as of June 30, 2017[4]
Waste Connections Incorporated	2.98
Take-Two Interactive Software Incorporated	2.16
Brink’s Company	2.12
Berry Plastics Group Incorporated	1.90
Vail Resorts Incorporated	1.87
John Bean Technologies Corporation	1.84
Allegion plc	1.84
BWX Technologies Incorporated	1.82
Ultimate Software Group Incorporated	1.80
Bright Horizons Family Solutions Incorporated	1.77

Sector distribution as of June 30, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[3]	The Russell 2500TM Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 2
Actual	$1,000.00	$1,155.15	$6.15	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Discovery Fund	7

Security name	Shares	Value

Common Stocks: 98.80%

Consumer Discretionary: 16.59%

Auto Components: 1.01%
Tenneco Automotive Incorporated	23,600	$1,364,788

Distributors: 1.31%
Pool Corporation	15,100	1,775,307

Diversified Consumer Services: 2.89%
Adtalem Global Education Incorporated	39,900	1,514,205
Bright Horizons Family Solutions Incorporated †	31,100	2,401,231

		3,915,436

Hotels, Restaurants & Leisure: 8.28%
Dave & Buster’s Entertainment Incorporated †	26,251	1,745,954
Hilton Grand Vacations Incorporated †	47,000	1,694,820
Norwegian Cruise Line Holdings Limited †	31,600	1,715,564
Six Flags Entertainment Corporation	37,292	2,222,976
Vail Resorts Incorporated	12,500	2,535,375
Wingstop Incorporated «	42,141	1,302,157

		11,216,846

Media: 1.42%
Cinemark Holdings Incorporated	49,774	1,933,720

Specialty Retail: 1.68%
Burlington Stores Incorporated †	24,716	2,273,625

Consumer Staples: 2.13%

Beverages: 2.13%
Constellation Brands Incorporated Class A	7,900	1,530,467
National Beverage Corporation «	14,500	1,356,620

		2,887,087

Energy: 0.88%

Oil, Gas & Consumable Fuels: 0.88%
Diamondback Energy Incorporated †	13,500	1,198,935

Financials: 3.52%

Capital Markets: 1.31%
Raymond James Financial Incorporated	22,100	1,772,862

Consumer Finance: 1.40%
SLM Corporation †	164,700	1,894,050

Thrifts & Mortgage Finance: 0.81%
Radian Group Incorporated	67,300	1,100,355

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Discovery Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Health Care: 16.68%

Biotechnology: 3.55%
Bioverativ Incorporated †	29,400	$1,768,998
bluebird bio Incorporated †	6,600	693,330
Exelixis Incorporated †	48,710	1,199,727
Prothena Corporation plc †«	8,441	456,827
Seattle Genetics Incorporated †	6,400	331,136
Tesaro Incorporated †«	2,500	349,650

		4,799,668

Health Care Equipment & Supplies: 8.17%
Cantel Medical Corporation	22,958	1,788,658
DexCom Incorporated †	17,556	1,284,221
Glaukos Corporation †«	30,000	1,244,100
Hill-Rom Holdings Incorporated	400	31,878
Hologic Incorporated †	45,200	2,051,176
ICU Medical Incorporated †	11,200	1,932,000
Insulet Corporation †	36,699	1,883,026
Integra LifeSciences Holdings Corporation †	15,600	850,356

		11,065,415

Health Care Providers & Services: 2.80%
Amedisys Incorporated †	29,622	1,860,558
Tivity Health Incorporated †	48,602	1,936,790

		3,797,348

Life Sciences Tools & Services: 1.88%
Bio-Rad Laboratories Incorporated Class A †	3,100	701,561
Cambrex Corporation †	30,934	1,848,307

		2,549,868

Pharmaceuticals: 0.28%
Neuroderm Limited †	12,600	376,740

Industrials: 21.19%

Aerospace & Defense: 3.67%
BWX Technologies Incorporated	50,700	2,471,625
Mercury Computer Systems Incorporated †	43,400	1,826,706
Orbital ATK Incorporated	6,800	668,848

		4,967,179

Airlines: 1.43%
Spirit Airlines Incorporated †	37,600	1,942,040

Building Products: 4.84%
A.O. Smith Corporation	34,400	1,937,752
Allegion plc	30,700	2,490,384
Masonite International Corporation †	28,100	2,121,550

		6,549,686

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Discovery Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 5.37%
Aqua Metals Incorporated †«	28,700	$360,185
Brink’s Company	42,800	2,867,600
Waste Connections Incorporated	62,744	4,041,936

		7,269,721

Machinery: 2.09%
Energy Recovery Incorporated †«	41,609	344,939
John Bean Technologies Corporation	25,414	2,490,572

		2,835,511

Professional Services: 1.72%
TransUnion †	53,650	2,323,582

Trading Companies & Distributors: 2.07%
GMS Incorporated †	31,200	876,720
Univar Incorporated †	66,200	1,933,040

		2,809,760

Information Technology: 32.58%

Electronic Equipment, Instruments & Components: 3.93%
Littelfuse Incorporated	12,057	1,989,405
National Instruments Corporation	25,800	1,037,676
Universal Display Corporation	21,000	2,294,250

		5,321,331

Internet Software & Services: 6.81%
Box Incorporated Class A †	76,400	1,393,536
CoStar Group Incorporated †	6,919	1,823,848
MercadoLibre Incorporated	8,760	2,197,709
Q2 Holdings Incorporated †	28,800	1,064,160
Twilio Incorporated Class A †«	26,100	759,771
Yandex NV Class A †	75,485	1,980,726

		9,219,750

IT Services: 9.48%
Acxiom Corporation †	64,406	1,673,268
Black Knight Financial Services Incorporated Class A †	36,100	1,478,295
EPAM Systems Incorporated †	24,219	2,036,576
Euronet Worldwide Incorporated †	24,893	2,174,901
Square Incorporated Class A †	41,500	973,590
Total System Services Incorporated	37,700	2,196,025
WEX Incorporated †	22,200	2,314,794

		12,847,449

Semiconductors & Semiconductor Equipment: 2.50%
Advanced Micro Devices Incorporated †«	102,500	1,279,200
Teradyne Incorporated	70,000	2,102,100

		3,381,300

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Discovery Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name		Shares	Value

Software: 8.03%
Guidewire Software Incorporated †		28,491	$1,957,617
Proofpoint Incorporated †		17,321	1,503,982
PTC Incorporated †		37,300	2,055,976
Take-Two Interactive Software Incorporated †		39,800	2,920,524
Ultimate Software Group Incorporated †		11,600	2,436,696

			10,874,795

Technology Hardware, Storage & Peripherals: 1.83%
3D Systems Corporation †«		26,200	489,940
NCR Corporation †		48,800	1,992,992

			2,482,932

Materials: 3.84%

Chemicals: 0.78%
Albemarle Corporation		10,000	1,055,400

Construction Materials: 1.16%
Vulcan Materials Company		12,400	1,570,832

Containers & Packaging: 1.90%
Berry Plastics Group Incorporated †		45,200	2,576,851

Telecommunication Services: 1.39%

Diversified Telecommunication Services: 1.39%
Zayo Group Holdings Incorporated †		60,912	1,882,181

Total Common Stocks (Cost $109,992,032)			133,832,350

	Yield
Short-Term Investments: 7.39%

Investment Companies: 7.39%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	8,046,537	8,047,341
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	1,955,103	1,955,103

Total Short-Term Investments (Cost $10,002,184)			10,002,444

Total investments in securities (Cost $119,994,216) *	106.19%	143,834,794
Other assets and liabilities, net	(6.19)	(8,381,447)

Total net assets	100.00%	$135,453,347

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $120,059,347 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,200,251
Gross unrealized losses	(1,424,804)

Net unrealized gains	$23,775,447

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2017 (unaudited)	Wells Fargo VT Discovery Fund	11

Assets
Investments
In unaffiliated securities (including $7,852,192 of securities loaned), at value (cost $109,992,032)	$133,832,350
In affiliated securities, at value (cost $10,002,184)	10,002,444

Total investments, at value (cost $119,994,216)	143,834,794
Receivable for investments sold	1,329,472
Receivable for Fund shares sold	18,585
Receivable for dividends	49,203
Receivable for securities lending income	11,154
Prepaid expenses and other assets	2,038

Total assets	145,245,246

Liabilities
Payable for investments purchased	1,403,710
Payable for Fund shares redeemed	98,173
Payable upon receipt of securities loaned	8,047,086
Due to custodian bank	77,208
Management fee payable	87,936
Distribution fee payable	29,831
Administration fee payable	9,546
Accrued expenses and other liabilities	38,409

Total liabilities	9,791,899

Total net assets	$135,453,347

NET ASSETS CONSIST OF
Paid-in capital	$96,042,638
Accumulated net investment loss	(406,204)
Accumulated net realized gains on investments	15,976,335
Net unrealized gains on investments	23,840,578

Total net assets	$135,453,347

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$135,453,347
Shares outstanding – Class 2[1]	4,525,788
Net asset value per share – Class 2	$29.93

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Discovery Fund	Statement of operations—six months ended June 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,259)	$283,386
Securities lending income, net	44,721
Income from affiliated securities	8,488

Total investment income	336,595

Expenses
Management fee	484,434
Administration fee
Class 2	51,673
Distribution fee
Class 2	161,478
Custody and accounting fees	11,863
Professional fees	17,962
Shareholder report expenses	13,217
Trustees’ fees and expenses	10,732
Other fees and expenses	2,250

Total expenses	753,609
Less: Fee waivers and/or expense reimbursements	(10,810)

Net expenses	742,799

Net investment loss	(406,204)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	9,055,724
Affiliated securities	(125)

Net realized gains on investments	9,055,599
Net change in unrealized gains (losses) on investments	9,799,632

Net realized and unrealized gains (losses) on investments	18,855,231

Net increase in net assets resulting from operations	$18,449,027

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Discovery Fund	13

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment loss		$(406,204)		$(617,120)
Net realized gains on investments		9,055,599		6,984,194
Net change in unrealized gains (losses) on investments		9,799,632		1,943,485

Net increase in net assets resulting from operations		18,449,027		8,310,559

Distributions to shareholders from
Net realized gains – Class 2		0		(8,810,379)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	243,924	7,045,296	326,229	8,069,688
Reinvestment of distributions – Class 2	0	0	361,229	8,810,379
Payment for shares redeemed – Class 2	(347,268)	(9,960,448)	(938,572)	(23,299,476)

Net decrease in net assets resulting from capital share transactions		(2,915,152)		(6,419,409)

Total increase (decrease) in net assets		15,533,875		(6,919,229)

Net assets
Beginning of period		119,919,472		126,838,701

End of period		$135,453,347		$119,919,472

Undistributed (accumulated) net investment income (loss)		$(406,204)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$25.91	$25.99	$30.71	$35.20	$25.16	$21.37
Net investment loss	(0.09)	(0.13)	(0.21)	(0.22)	(0.17)	(0.01)
Net realized and unrealized gains (losses) on investments	4.11	2.00	0.21	0.16	11.06	3.80

Total from investment operations	4.02	1.87	0.00	(0.06)	10.89	3.79
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[1]	0.00
Net realized gains	0.00	(1.95)	(4.72)	(4.43)	(0.85)	0.00

Total distributions to shareholders	0.00	(1.95)	(4.72)	(4.43)	(0.85)	0.00
Net asset value, end of period	$29.93	$25.91	$25.99	$30.71	$35.20	$25.16
Total return[2]	15.52%	7.65%	(1.46)%	0.36%	43.80%	17.74%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.17%	1.14%	1.16%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.14%	1.15%	1.15%
Net investment loss	(0.63)%	(0.52)%	(0.72)%	(0.68)%	(0.56)%	(0.03)%
Supplemental data
Portfolio turnover rate	41%	85%	90%	79%	88%	98%
Net assets, end of period (000s omitted)	$135,453	$119,919	$126,839	$138,490	$158,451	$111,458

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT Discovery Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16	Wells Fargo VT Discovery Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo VT Discovery Fund	17

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$22,479,722	$0	$0	$22,479,722
Consumer staples	2,887,087	0	0	2,887,087
Energy	1,198,935	0	0	1,198,935
Financials	4,767,267	0	0	4,767,267
Health care	22,589,039	0	0	22,589,039
Industrials	28,697,479	0	0	28,697,479
Information technology	44,127,557	0	0	44,127,557
Materials	5,203,083	0	0	5,203,083
Telecommunication services	1,882,181	0	0	1,882,181

Short-term investments
Investment companies	1,955,103	0	0	1,955,103
Investments measured at net asset value*				8,047,341
Total assets	$135,787,453	$0	$0	$143,834,794

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $8,047,341 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.58% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

18	Wells Fargo VT Discovery Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $111 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $51,523,941 and $53,012,904, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Notes to financial statements (unaudited)	Wells Fargo VT Discovery Fund	19

10. SUBSEQUENT DISTRIBUTION

On July 17, 2017, the Fund declared distributions from long-term capital gains to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

Long-term capital gains
Class 2	$1.56688

These distributions are not reflected in the accompanying financial statements.

20	Wells Fargo VT Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT Discovery Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo VT Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Discovery Fund	23

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo VT Discovery Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Discovery Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The

Other information (unaudited)	Wells Fargo VT Discovery Fund	25

Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for the one-, five- and ten-year periods ended December 31, 2016, but lower than the average performance of the Universe for the three-year period ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one-, three and five-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2500TM Growth Index, for the one-, three- and five-year periods ended December 31, 2016, but higher than its index for the ten-year period ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board also noted that the Fund experienced a portfolio manager change during the third quarter of 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratio of funds in a class-specific expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was equal to the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rate of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of these average rates for the Fund’s expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

26	Wells Fargo VT Discovery Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT Discovery Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304903 08-17 SVT1/SAR138 06-17

Semi-Annual Report

June 30, 2017

Wells Fargo VT Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Index Asset Allocation Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Index Asset Allocation Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM‡

Christian L. Chan, CFA®

Average annual total returns (%) as of June 30, 2017

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	9.67	11.08	6.36	1.10	1.00
Index Asset Allocation Blended Index[3]	–	9.45	10.10	8.04	–	–
Bloomberg Barclays U.S. Treasury Index[4]	–	(2.32)	1.28	4.06	–	–
S&P 500 Index[5]	–	17.90	14.63	7.18	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Index Asset Allocation Fund	5

Ten largest holdings (%) as of June 30, 2017[6]
Apple Incorporated	2.15
Microsoft Corporation	1.53
Amazon.com Incorporated	1.10
Facebook Incorporated Class A	1.02
Johnson & Johnson	1.02
Exxon Mobil Corporation	0.98
JPMorgan Chase & Company	0.93
Berkshire Hathaway Incorporated Class B	0.92
Alphabet Incorporated Class A	0.79
Alphabet Incorporated Class C	0.78

Equity sector distribution as of June 30, 2017[7]

Current target allocation as of June 30, 2017[8]

Neutral target allocation

‡	Mr. Bocray became a portfolio manager of the Fund on June 30, 2017.

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[3]	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Blended Index is weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury Index. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 2
Actual	$1,000.00	$1,055.50	$5.10	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	7

Security name	Shares	Value

Common Stocks: 59.53%

Consumer Discretionary: 7.30%

Auto Components: 0.12%
BorgWarner Incorporated	467	$19,782
Delphi Automotive plc	626	54,869
The Goodyear Tire & Rubber Company	589	20,591

		95,242

Automobiles: 0.29%
Ford Motor Company	9,152	102,411
General Motors Company	3,213	112,230
Harley-Davidson Incorporated	409	22,094

		236,735

Distributors: 0.07%
Genuine Parts Company	344	31,909
LKQ Corporation †	721	23,757

		55,666

Diversified Consumer Services: 0.02%
H&R Block Incorporated	484	14,960

Hotels, Restaurants & Leisure: 1.05%
Carnival Corporation	980	64,259
Chipotle Mexican Grill Incorporated †	66	27,463
Darden Restaurants Incorporated	290	26,228
Hilton Worldwide Holdings Incorporated	479	29,626
Marriott International Incorporated Class A	726	72,825
McDonald’s Corporation	1,907	292,076
Royal Caribbean Cruises Limited	392	42,818
Starbucks Corporation	3,388	197,554
Wyndham Worldwide Corporation	244	24,500
Wynn Resorts Limited	186	24,946
Yum! Brands Incorporated	774	57,090

		859,385

Household Durables: 0.28%
D.R. Horton Incorporated	799	27,621
Garmin Limited	267	13,625
Leggett & Platt Incorporated	309	16,232
Lennar Corporation Class A	475	25,327
Mohawk Industries Incorporated †	147	35,528
Newell Rubbermaid Incorporated	1,131	60,644
PulteGroup Incorporated	664	16,288
Whirlpool Corporation	172	32,959

		228,224

Internet & Direct Marketing Retail: 1.61%
Amazon.com Incorporated †	928	898,304

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Internet & Direct Marketing Retail (continued)
Expedia Incorporated	284	$42,302
Netflix Incorporated †	1,008	150,605
The Priceline Group Incorporated †	114	213,239
TripAdvisor Incorporated †	258	9,856

		1,314,306

Leisure Products: 0.06%
Hasbro Incorporated	263	29,327
Mattel Incorporated	801	17,246

		46,573

Media: 1.82%
CBS Corporation Class B	862	54,978
Charter Communications Incorporated Class A †	504	169,772
Comcast Corporation Class A	11,075	431,039
Discovery Communications Incorporated Class A †	360	9,299
Discovery Communications Incorporated Class C †	493	12,429
DISH Network Corporation Class A †	532	33,388
Interpublic Group of Companies Incorporated	925	22,755
News Corporation Class A	895	12,262
News Corporation Class B	279	3,948
Omnicom Group Incorporated	544	45,098
Scripps Networks Interactive Incorporated Class A	223	15,233
The Walt Disney Company	3,404	361,675
Time Warner Incorporated	1,815	182,244
Twenty-First Century Fox Incorporated Class A	2,462	69,773
Twenty-First Century Fox Incorporated Class B	1,140	31,772
Viacom Incorporated Class B	824	27,662

		1,483,327

Multiline Retail: 0.23%
Dollar General Corporation	590	42,533
Dollar Tree Incorporated †	553	38,666
Kohl’s Corporation	398	15,391
Macy’s Incorporated	712	16,547
Nordstrom Incorporated	260	12,436
Target Corporation	1,290	67,454

		193,027

Specialty Retail: 1.34%
Advance Auto Parts Incorporated	172	20,053
AutoNation Incorporated †	154	6,493
AutoZone Incorporated †	65	37,080
Bed Bath & Beyond Incorporated	339	10,306
Best Buy Company Incorporated	621	35,602
CarMax Incorporated «†	433	27,305
Foot Locker Incorporated	307	15,129
L Brands Incorporated	564	30,394
Lowe’s Companies Incorporated	2,008	155,680

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated †	213	$46,592
Ross Stores Incorporated	917	52,938
Signet Jewelers Limited	159	10,055
Staples Incorporated	1,529	15,397
The Gap Incorporated	515	11,325
The Home Depot Incorporated	2,797	429,060
The TJX Companies Incorporated	1,505	108,616
Tiffany & Company	250	23,468
Tractor Supply Company	300	16,263
ULTA Beauty Incorporated †	136	39,078

		1,090,834

Textiles, Apparel & Luxury Goods: 0.41%
Coach Incorporated	658	31,150
HanesBrands Incorporated	852	19,732
Michael Kors Holdings Limited †	364	13,195
Nike Incorporated Class B	3,101	182,959
PVH Corporation	182	20,839
Ralph Lauren Corporation	128	9,446
Under Armour Incorporated Class A †	431	9,379
Under Armour Incorporated Class C †	431	8,689
VF Corporation	749	43,142

		338,531

Consumer Staples: 5.39%

Beverages: 1.24%
Brown-Forman Corporation Class B	414	20,120
Constellation Brands Incorporated Class A	401	77,686
Dr Pepper Snapple Group Incorporated	429	39,086
Molson Coors Brewing Company Class B	431	37,213
Monster Beverage Corporation †	944	46,898
PepsiCo Incorporated	3,343	386,083
The Coca-Cola Company	8,998	403,560

		1,010,646

Food & Staples Retailing: 1.12%
Costco Wholesale Corporation	1,025	163,928
CVS Health Corporation	2,383	191,736
Sysco Corporation	1,152	57,980
The Kroger Company	2,135	49,788
Wal-Mart Stores Incorporated	3,456	261,550
Walgreens Boots Alliance Incorporated	1,999	156,542
Whole Foods Market Incorporated	747	31,456

		912,980

Food Products: 0.81%
Archer Daniels Midland Company	1,336	55,284
Campbell Soup Company	448	23,363

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	945	$33,793
General Mills Incorporated	1,348	74,679
Hormel Foods Corporation	631	21,523
Kellogg Company	589	40,912
McCormick & Company Incorporated	265	25,840
Mondelez International Incorporated Class A	3,550	153,325
The Hershey Company	327	35,110
The J.M. Smucker Company	271	32,067
The Kraft Heinz Company	1,397	119,639
Tyson Foods Incorporated Class A	674	42,213

		657,748

Household Products: 1.04%
Church & Dwight Company Incorporated	582	30,194
Colgate-Palmolive Company	2,067	153,227
Kimberly-Clark Corporation	830	107,161
The Clorox Company	301	40,105
The Procter & Gamble Company	5,985	521,593

		852,280

Personal Products: 0.09%
Coty Incorporated Class A	1,102	20,674
The Estee Lauder Companies Incorporated Class A	524	50,294

		70,968

Tobacco: 1.09%
Altria Group Incorporated	4,520	336,604
Philip Morris International	3,634	426,813
Reynolds American Incorporated	1,937	125,982

		889,399

Energy: 3.58%

Energy Equipment & Services: 0.53%
Baker Hughes Incorporated	996	54,292
Halliburton Company	2,031	86,744
Helmerich & Payne Incorporated	254	13,802
National Oilwell Varco Incorporated	890	29,317
Schlumberger Limited	3,251	214,046
TechnipFMC plc †	1,092	29,702
Transocean Limited †	915	7,530

		435,433

Oil, Gas & Consumable Fuels: 3.05%
Anadarko Petroleum Corporation	1,311	59,441
Apache Corporation	890	42,658
Cabot Oil & Gas Corporation	1,089	27,312
Chesapeake Energy Corporation †	1,784	8,866
Chevron Corporation	4,434	462,599

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Company	222	$20,870
Concho Resources Incorporated †	346	42,049
ConocoPhillips	2,895	127,264
Devon Energy Corporation	1,230	39,323
EOG Resources Incorporated	1,350	122,202
EQT Corporation	405	23,729
Exxon Mobil Corporation	9,916	800,519
Hess Corporation	633	27,770
Kinder Morgan Incorporated	4,492	86,067
Marathon Oil Corporation	1,989	23,570
Marathon Petroleum Corporation	1,214	63,529
Murphy Oil Corporation	379	9,714
Newfield Exploration Company †	466	13,262
Noble Energy Incorporated	1,065	30,140
Occidental Petroleum Corporation	1,789	107,107
ONEOK Incorporated	493	25,715
Phillips 66 Company	1,026	84,840
Pioneer Natural Resources Company	398	63,513
Range Resources Corporation	440	10,195
Tesoro Corporation	353	33,041
The Williams Companies Incorporated	1,934	58,562
Valero Energy Corporation	1,046	70,563

		2,484,420

Financials: 8.66%

Banks: 3.87%
Bank of America Corporation	23,288	564,967
BB&T Corporation	1,899	86,234
Citigroup Incorporated	6,442	430,841
Citizens Financial Group Incorporated	1,186	42,316
Comerica Incorporated	414	30,321
Fifth Third Bancorp	1,755	45,560
Huntington Bancshares Incorporated	2,544	34,395
JPMorgan Chase & Company	8,314	759,900
KeyCorp	2,565	48,068
M&T Bank Corporation	360	58,302
People’s United Financial Incorporated	805	14,216
PNC Financial Services Group Incorporated	1,132	141,353
Regions Financial Corporation	2,813	41,182
SunTrust Banks Incorporated	1,131	64,150
US Bancorp	3,707	192,467
Wells Fargo & Company (l)	10,525	583,190
Zions Bancorporation	474	20,813

		3,158,275

Capital Markets: 1.74%
Affiliated Managers Group Incorporated	132	21,894
Ameriprise Financial Incorporated	356	45,315
Bank of New York Mellon Corporation	2,434	124,183

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
BlackRock Incorporated	283	$119,542
CBOE Holdings Incorporated	214	19,560
Charles Schwab Corporation	2,848	122,350
CME Group Incorporated	796	99,691
E*TRADE Financial Corporation †	642	24,415
Franklin Resources Incorporated	801	35,877
Intercontinental Exchange Incorporated	1,385	91,299
Invesco Limited	952	33,501
Moody’s Corporation	389	47,334
Morgan Stanley	3,332	148,474
Northern Trust Corporation	505	49,091
Raymond James Financial Incorporated	299	23,986
S&P Global Incorporated	603	88,032
State Street Corporation	827	74,207
T. Rowe Price Group Incorporated	564	41,854
The Goldman Sachs Group Incorporated	856	189,946
The NASDAQ OMX Group Incorporated	266	19,016

		1,419,567

Consumer Finance: 0.44%
American Express Company	1,757	148,010
Capital One Financial Corporation	1,130	93,341
Discover Financial Services	889	55,287
Navient Corporation	667	11,106
Synchrony Financial	1,802	53,736

		361,480

Diversified Financial Services: 0.95%
Berkshire Hathaway Incorporated Class B †	4,445	752,850
Leucadia National Corporation	757	19,803

		772,653

Insurance: 1.66%
AFLAC Incorporated	928	72,087
American International Group Incorporated	2,058	128,666
Aon plc	613	81,498
Arthur J. Gallagher & Company	420	24,045
Assurant Incorporated	127	13,169
Chubb Limited	1,093	158,900
Cincinnati Financial Corporation	350	25,358
Everest Reinsurance Group Limited	96	24,441
Lincoln National Corporation	525	35,480
Loews Corporation	646	30,239
Marsh & McLennan Companies Incorporated	1,206	94,020
MetLife Incorporated	2,527	138,833
Principal Financial Group Incorporated	627	40,172
Prudential Financial Incorporated	1,003	108,464
The Allstate Corporation	853	75,439
The Hartford Financial Services Group Incorporated	859	45,158

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
The Progressive Corporation	1,359	$59,918
The Travelers Companies Incorporated	653	82,624
Torchmark Corporation	254	19,431
UnumProvident Corporation	533	24,854
Willis Towers Watson plc	297	43,202
XL Group Limited	612	26,806

		1,352,804

Health Care: 8.63%

Biotechnology: 1.75%
AbbVie Incorporated	3,724	270,027
Alexion Pharmaceuticals Incorporated †	525	63,877
Amgen Incorporated	1,722	296,580
Biogen Incorporated	499	135,409
Celgene Corporation †	1,827	237,272
Gilead Sciences Incorporated	3,058	216,445
Incyte Corporation †	397	49,986
Regeneron Pharmaceuticals Incorporated †	177	86,932
Vertex Pharmaceuticals Incorporated †	583	75,131

		1,431,659

Health Care Equipment & Supplies: 1.70%
Abbott Laboratories	4,060	197,357
Align Technology Incorporated †	176	26,421
Baxter International Incorporated	1,142	69,137
Becton Dickinson & Company	531	103,603
Boston Scientific Corporation †	3,204	88,815
C.R. Bard Incorporated	168	53,106
Danaher Corporation	1,429	120,593
Dentsply Sirona Incorporated	536	34,754
Edwards Lifesciences Corporation †	490	57,938
Hologic Incorporated †	655	29,724
IDEXX Laboratories Incorporated †	206	33,253
Intuitive Surgical Incorporated †	85	79,506
Medtronic plc	3,203	284,266
Stryker Corporation	726	100,754
The Cooper Companies Incorporated	113	27,054
Varian Medical Systems Incorporated	214	22,083
Zimmer Biomet Holdings Incorporated	471	60,476

		1,388,840

Health Care Providers & Services: 1.68%
Aetna Incorporated	776	117,820
AmerisourceBergen Corporation	388	36,678
Anthem Incorporated	620	116,641
Cardinal Health Incorporated	739	57,593
Centene Corporation †	403	32,192
Cigna Corporation	599	100,267
DaVita HealthCare Partners Incorporated †	364	23,573

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Envision Healthcare Corporation †	274	$17,172
Express Scripts Holding Company †	1,388	88,610
HCA Holdings Incorporated †	670	58,424
Henry Schein Incorporated †	185	33,859
Humana Incorporated	337	81,089
Laboratory Corporation of America Holdings †	239	36,839
McKesson Corporation	493	81,118
Patterson Companies Incorporated	190	8,921
Quest Diagnostics Incorporated	319	35,460
UnitedHealth Group Incorporated	2,255	418,122
Universal Health Services Incorporated Class B	209	25,515

		1,369,893

Health Care Technology: 0.06%
Cerner Corporation †	688	45,731

Life Sciences Tools & Services: 0.43%
Agilent Technologies Incorporated	754	44,720
Illumina Incorporated †	341	59,170
Mettler-Toledo International Incorporated †	59	34,724
PerkinElmer Incorporated	257	17,512
Thermo Fisher Scientific Incorporated	915	159,640
Waters Corporation †	187	34,378

		350,144

Pharmaceuticals: 3.01%
Allergan plc	786	191,069
Bristol-Myers Squibb Company	3,855	214,801
Eli Lilly & Company	2,272	186,986
Johnson & Johnson	6,303	833,824
Mallinckrodt plc †	232	10,396
Merck & Company Incorporated	6,400	410,176
Mylan NV †	1,079	41,887
Perrigo Company plc	335	25,299
Pfizer Incorporated	13,965	469,084
Zoetis Incorporated	1,148	71,612

		2,455,134

Industrials: 6.12%

Aerospace & Defense: 1.39%
Arconic Incorporated	1,032	23,375
General Dynamics Corporation	663	131,340
L-3 Technologies Incorporated	181	30,241
Lockheed Martin Corporation	582	161,569
Northrop Grumman Corporation	408	104,738
Raytheon Company	680	109,806
Rockwell Collins Incorporated	379	39,825
Textron Incorporated	625	29,438
The Boeing Company	1,313	259,646

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	15

Security name	Shares	Value

Aerospace & Defense (continued)
TransDigm Group Incorporated	113	$30,382
United Technologies Corporation	1,743	212,838

		1,133,198

Air Freight & Logistics: 0.43%
C.H. Robinson Worldwide Incorporated	329	22,596
Expeditors International of Washington Incorporated	422	23,835
FedEx Corporation	576	125,182
United Parcel Service Incorporated Class B	1,612	178,271

		349,884

Airlines: 0.38%
Alaska Air Group Incorporated	289	25,941
American Airlines Group Incorporated	1,152	57,969
Delta Air Lines Incorporated	1,722	92,540
Southwest Airlines Company	1,415	87,928
United Continental Holdings Incorporated †	659	49,590

		313,968

Building Products: 0.20%
Allegion plc	222	18,009
Fortune Brands Home & Security Incorporated	360	23,486
Johnson Controls International plc	2,195	95,175
Masco Corporation	748	28,581

		165,251

Commercial Services & Supplies: 0.18%
Cintas Corporation	202	25,460
Republic Services Incorporated	537	34,223
Stericycle Incorporated †	199	15,188
Waste Management Incorporated	951	69,756

		144,627

Construction & Engineering: 0.05%
Fluor Corporation	326	14,924
Jacobs Engineering Group Incorporated	281	15,284
Quanta Services Incorporated †	346	11,390

		41,598

Electrical Equipment: 0.34%
Acuity Brands Incorporated	103	20,938
AMETEK Incorporated	538	32,587
Eaton Corporation plc	1,046	81,410
Emerson Electric Company	1,508	89,907
Rockwell Automation Incorporated	301	48,750

		273,592

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Industrial Conglomerates: 1.39%
3M Company	1,399	$291,258
General Electric Company	20,380	550,464
Honeywell International Incorporated	1,784	237,789
Roper Industries Incorporated	238	55,104

		1,134,615

Machinery: 0.94%
Caterpillar Incorporated	1,379	148,187
Cummins Incorporated	361	58,561
Deere & Company	689	85,154
Dover Corporation	364	29,200
Flowserve Corporation	305	14,161
Fortive Corporation	705	44,662
Illinois Tool Works Incorporated	728	104,286
Ingersoll-Rand plc	599	54,743
Paccar Incorporated	822	54,285
Parker-Hannifin Corporation	311	49,704
Pentair plc	392	26,084
Snap-on Incorporated	135	21,330
Stanley Black & Decker Incorporated	358	50,381
Xylem Incorporated	420	23,281

		764,019

Professional Services: 0.18%
Equifax Incorporated	280	38,478
IHS Markit Limited †	743	32,722
Nielsen Holdings plc	786	30,387
Robert Half International Incorporated	297	14,235
Verisk Analytics Incorporated †	360	30,373

		146,195

Road & Rail: 0.55%
CSX Corporation	2,159	117,795
J.B. Hunt Transport Services Incorporated	200	18,276
Kansas City Southern	248	25,953
Norfolk Southern Corporation	677	82,391
Union Pacific Corporation	1,889	205,731

		450,146

Trading Companies & Distributors: 0.09%
Fastenal Company	677	29,470
United Rentals Incorporated †	197	22,204
W.W. Grainger Incorporated	125	22,566

		74,240

Information Technology: 13.26%

Communications Equipment: 0.58%
Cisco Systems Incorporated	11,700	366,210

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	17

Security name	Shares	Value

Communications Equipment (continued)
F5 Networks Incorporated †	151	$19,186
Harris Corporation	284	30,979
Juniper Networks Incorporated	895	24,953
Motorola Solutions Incorporated	382	33,135

		474,463

Electronic Equipment, Instruments & Components: 0.24%
Amphenol Corporation Class A	715	52,781
Corning Incorporated	2,153	64,698
FLIR Systems Incorporated	318	11,022
TE Connectivity Limited	830	65,304

		193,805

Internet Software & Services: 2.74%
Akamai Technologies Incorporated †	404	20,123
Alphabet Incorporated Class A †	696	647,057
Alphabet Incorporated Class C †	698	634,294
eBay Incorporated †	2,355	82,237
Facebook Incorporated Class A †	5,532	835,221
VeriSign Incorporated †	206	19,150

		2,238,082

IT Services: 2.29%
Accenture plc Class A	1,451	179,460
Alliance Data Systems Corporation	129	33,113
Automatic Data Processing Incorporated	1,046	107,173
Cognizant Technology Solutions Corporation Class A	1,377	91,433
CSRA Incorporated	339	10,763
DXC Technology Company	662	50,789
Fidelity National Information Services Incorporated	774	66,100
Fiserv Incorporated †	496	60,681
Gartner Incorporated †	211	26,061
Global Payments Incorporated	356	32,154
International Business Machines Corporation	2,000	307,660
MasterCard Incorporated Class A	2,194	266,461
Paychex Incorporated	748	42,591
PayPal Holdings Incorporated †	2,614	140,293
The Western Union Company	1,102	20,993
Total System Services Incorporated	387	22,543
Visa Incorporated Class A	4,320	405,130

		1,863,398

Semiconductors & Semiconductor Equipment: 2.03%
Advanced Micro Devices Incorporated †	1,813	22,626
Analog Devices Incorporated	859	66,830
Applied Materials Incorporated	2,515	103,895
Broadcom Limited	940	219,067
Intel Corporation	11,020	371,815
KLA-Tencor Corporation	367	33,584

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corporation	377	$53,319
Microchip Technology Incorporated «	536	41,368
Micron Technology Incorporated †	2,434	72,679
NVIDIA Corporation	1,393	201,372
Qorvo Incorporated †	297	18,806
QUALCOMM Incorporated	3,457	190,896
Skyworks Solutions Incorporated	431	41,354
Texas Instruments Incorporated	2,331	179,324
Xilinx Incorporated	580	37,306

		1,654,241

Software: 2.91%
Activision Blizzard Incorporated	1,623	93,436
Adobe Systems Incorporated †	1,157	163,646
Ansys Incorporated †	200	24,336
Autodesk Incorporated †	453	45,671
CA Incorporated	732	25,232
Citrix Systems Incorporated	353	28,092
Electronic Arts Incorporated †	726	76,753
Intuit Incorporated	569	75,569
Microsoft Corporation	18,067	1,245,358
Oracle Corporation	7,029	352,434
Red Hat Incorporated †	416	39,832
Salesforce.com Incorporated †	1,565	135,529
Symantec Corporation	1,423	40,200
Synopsys Incorporated †	351	25,598

		2,371,686

Technology Hardware, Storage & Peripherals: 2.47%
Apple Incorporated	12,201	1,757,188
Hewlett Packard Enterprise Company	3,896	64,635
HP Incorporated	3,938	68,836
NetApp Incorporated	634	25,392
Seagate Technology plc	694	26,893
Western Digital Corporation	682	60,425
Xerox Corporation	499	14,336

		2,017,705

Materials: 1.69%

Chemicals: 1.26%
Air Products & Chemicals Incorporated	509	72,818
Albemarle Corporation	259	27,335
CF Industries Holdings Incorporated	545	15,238
Dow Chemical Company	2,630	165,874
E.I. du Pont de Nemours & Company	2,029	163,761
Eastman Chemical Company	341	28,641
Ecolab Incorporated	611	81,110
FMC Corporation	313	22,865
International Flavors & Fragrances Incorporated	184	24,840

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	19

Security name	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV Class A	773	$65,233
Monsanto Company	1,027	121,556
PPG Industries Incorporated	599	65,866
Praxair Incorporated	669	88,676
The Mosaic Company	821	18,743
The Sherwin-Williams Company	189	66,331

		1,028,887

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	146	32,497
Vulcan Materials Company	309	39,144

		71,641

Containers & Packaging: 0.19%
Avery Dennison Corporation	207	18,293
Ball Corporation	819	34,570
International Paper Company	966	54,685
Sealed Air Corporation	458	20,500
WestRock Company	587	33,259

		161,307

Metals & Mining: 0.15%
Freeport-McMoRan Incorporated †	3,115	37,411
Newmont Mining Corporation	1,248	40,423
Nucor Corporation	746	43,171

		121,005

Real Estate: 1.74%

Equity REITs: 1.71%
Alexandria Real Estate Equities Incorporated	212	25,540
American Tower Corporation	994	131,526
Apartment Investment & Management Company Class A	367	15,770
AvalonBay Communities Incorporated	321	61,687
Boston Properties Incorporated	360	44,287
Crown Castle International Corporation	856	85,754
Digital Realty Trust Incorporated	373	42,130
Equinix Incorporated	181	77,678
Equity Residential	859	56,548
Essex Property Trust Incorporated	153	39,362
Extra Space Storage Incorporated	294	22,932
Federal Realty Investment Trust	168	21,234
GGP Incorporated	1,363	32,112
HCP Incorporated	1,096	35,028
Host Hotels & Resorts Incorporated	1,731	31,625
Iron Mountain Incorporated	575	19,757
Kimco Realty Corporation	997	18,295
Mid-America Apartment Communities Incorporated	266	28,031
Prologis Incorporated	1,240	72,714

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Equity REITs (continued)
Public Storage Incorporated	349	$72,777
Realty Income Corporation	638	35,205
Regency Centers Corporation	342	21,423
Simon Property Group Incorporated	730	118,085
SL Green Realty Corporation	239	25,286
The Macerich Company	278	16,141
UDR Incorporated	625	24,356
Ventas Incorporated	830	57,668
Vornado Realty Trust	403	37,842
Welltower Incorporated	857	64,146
Weyerhaeuser Company	1,758	58,893

		1,393,832

Real Estate Management & Development: 0.03%
CBRE Group Incorporated Class A †	703	25,589

Telecommunication Services: 1.28%

Diversified Telecommunication Services: 1.28%
AT&T Incorporated	14,387	542,822
CenturyLink Incorporated «	1,284	30,662
Level 3 Communications Incorporated †	685	40,621
Verizon Communications Incorporated	9,546	426,324

		1,040,429

Utilities: 1.88%

Electric Utilities: 1.18%
Alliant Energy Corporation	532	21,370
American Electric Power Company Incorporated	1,150	79,891
Duke Energy Corporation	1,638	136,920
Edison International	762	59,581
Entergy Corporation	420	32,243
Eversource Energy	742	45,047
Exelon Corporation	2,167	78,164
FirstEnergy Corporation	1,038	30,268
NextEra Energy Incorporated	1,096	153,582
PG&E Corporation	1,195	79,312
Pinnacle West Capital Corporation	261	22,227
PPL Corporation	1,599	61,817
The Southern Company	2,328	111,465
Xcel Energy Incorporated	1,187	54,460

		966,347

Independent Power & Renewable Electricity Producers: 0.04%
AES Corporation	1,544	17,154
NRG Energy Incorporated	740	12,743

		29,897

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities: 0.62%
Ameren Corporation			568	$31,053
CenterPoint Energy Incorporated			1,008	27,599
CMS Energy Corporation			656	30,340
Consolidated Edison Incorporated			714	57,705
Dominion Resources Incorporated			1,472	112,799
DTE Energy Company			420	44,432
NiSource Incorporated			757	19,198
Public Service Enterprise Group Incorporated			1,183	50,881
SCANA Corporation			334	22,381
Sempra Energy			586	66,072
WEC Energy Group Incorporated			738	45,298

				507,758

Water Utilities: 0.04%
American Water Works Company Incorporated			417	32,505

Total Common Stocks (Cost $26,073,811)				48,560,774

		Expiration date
Rights: 0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	684	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		7-30-2017	684	12

Total Rights (Cost $714)				12

	Interest rate	Maturity date	Principal
U.S. Treasury Securities: 38.66%
U.S. Treasury Bond	2.75%	8-15-2042	$126,000	124,779
U.S. Treasury Bond	2.75	11-15-2042	126,000	124,671
U.S. Treasury Bond	2.88	5-15-2043	182,000	183,976
U.S. Treasury Bond	3.00	5-15-2042	84,000	87,098
U.S. Treasury Bond	3.13	11-15-2041	66,000	69,970
U.S. Treasury Bond	3.13	2-15-2042	87,000	92,237
U.S. Treasury Bond	3.13	2-15-2043	129,000	136,433
U.S. Treasury Bond	3.50	2-15-2039	61,000	69,004
U.S. Treasury Bond	3.63	8-15-2043	156,000	179,686
U.S. Treasury Bond	3.75	8-15-2041	68,000	79,698
U.S. Treasury Bond	3.75	11-15-2043	187,000	220,098
U.S. Treasury Bond	3.88	8-15-2040	71,000	84,582
U.S. Treasury Bond	4.25	5-15-2039	57,000	71,488
U.S. Treasury Bond	4.25	11-15-2040	74,000	93,081
U.S. Treasury Bond	4.38	2-15-2038	32,000	40,818
U.S. Treasury Bond	4.38	11-15-2039	57,000	72,726
U.S. Treasury Bond	4.38	5-15-2040	83,000	106,042
U.S. Treasury Bond	4.38	5-15-2041	65,000	83,418
U.S. Treasury Bond	4.50	2-15-2036	70,000	90,467
U.S. Treasury Bond	4.50	5-15-2038	36,000	46,669

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	8-15-2039	$59,000	$76,516
U.S. Treasury Bond	4.63	2-15-2040	102,000	134,636
U.S. Treasury Bond	4.75	2-15-2037	24,000	32,009
U.S. Treasury Bond	4.75	2-15-2041	88,000	118,611
U.S. Treasury Bond	5.00	5-15-2037	29,000	39,834
U.S. Treasury Bond	5.25	11-15-2028	45,000	57,950
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,627
U.S. Treasury Bond	5.38	2-15-2031	70,000	94,142
U.S. Treasury Bond	5.50	8-15-2028	35,000	45,776
U.S. Treasury Bond	6.13	11-15-2027	49,000	66,192
U.S. Treasury Bond	6.13	8-15-2029	25,000	34,845
U.S. Treasury Bond	6.25	5-15-2030	45,000	64,165
U.S. Treasury Bond	6.38	8-15-2027	21,000	28,720
U.S. Treasury Bond	6.88	8-15-2025	21,000	28,361
U.S. Treasury Note	0.63	4-30-2018	164,000	163,129
U.S. Treasury Note	0.63	6-30-2018	117,000	116,260
U.S. Treasury Note	0.75	2-28-2018	153,000	152,522
U.S. Treasury Note	0.75	3-31-2018	133,000	132,501
U.S. Treasury Note	0.75	4-15-2018	127,000	126,484
U.S. Treasury Note	0.75	4-30-2018	119,000	118,489
U.S. Treasury Note	0.75	7-31-2018	117,000	116,333
U.S. Treasury Note	0.75	8-31-2018	118,000	117,221
U.S. Treasury Note	0.75	9-30-2018	118,000	117,184
U.S. Treasury Note	0.75	10-31-2018	118,000	117,092
U.S. Treasury Note	0.75	2-15-2019	107,000	105,968
U.S. Treasury Note	0.75	7-15-2019	108,000	106,604
U.S. Treasury Note	0.75	8-15-2019	108,000	106,540
U.S. Treasury Note	0.88	3-31-2018	118,000	117,659
U.S. Treasury Note	0.88	5-31-2018	119,000	118,582
U.S. Treasury Note	0.88	7-15-2018	117,000	116,502
U.S. Treasury Note	0.88	10-15-2018	106,000	105,387
U.S. Treasury Note	0.88	4-15-2019	109,000	108,051
U.S. Treasury Note	0.88	5-15-2019	110,000	108,986
U.S. Treasury Note	0.88	6-15-2019	108,000	106,949
U.S. Treasury Note	0.88	7-31-2019	76,000	75,198
U.S. Treasury Note	0.88	9-15-2019	106,000	104,754
U.S. Treasury Note	1.00	3-15-2018	125,000	124,795
U.S. Treasury Note	1.00	5-15-2018	124,000	123,700
U.S. Treasury Note	1.00	5-31-2018	152,000	151,608
U.S. Treasury Note	1.00	8-15-2018	117,000	116,625
U.S. Treasury Note	1.00	9-15-2018	117,000	116,570
U.S. Treasury Note	1.00	11-30-2018	103,000	102,501
U.S. Treasury Note	1.00	3-15-2019	107,000	106,335
U.S. Treasury Note	1.00	6-30-2019	58,000	57,565
U.S. Treasury Note	1.00	8-31-2019	79,000	78,315
U.S. Treasury Note	1.00	9-30-2019	148,000	146,624
U.S. Treasury Note	1.00	10-15-2019	109,000	107,974
U.S. Treasury Note	1.00	11-15-2019	96,000	94,987
U.S. Treasury Note	1.00	11-30-2019	142,000	140,497
U.S. Treasury Note	1.13	6-15-2018	124,000	123,806

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	1-15-2019	$106,000	$105,619
U.S. Treasury Note	1.13	1-31-2019	119,000	118,572
U.S. Treasury Note	1.13	2-28-2019	118,000	117,558
U.S. Treasury Note	1.13	5-31-2019	65,000	64,700
U.S. Treasury Note	1.13	12-31-2019	95,000	94,210
U.S. Treasury Note	1.13	3-31-2020	93,000	92,030
U.S. Treasury Note	1.13	4-30-2020	104,000	102,854
U.S. Treasury Note	1.13	2-28-2021	226,000	221,400
U.S. Treasury Note	1.13	6-30-2021	228,000	222,505
U.S. Treasury Note	1.13	7-31-2021	153,000	149,115
U.S. Treasury Note	1.13	8-31-2021	153,000	148,960
U.S. Treasury Note	1.13	9-30-2021	152,000	147,832
U.S. Treasury Note	1.25	10-31-2018	165,000	164,807
U.S. Treasury Note	1.25	11-15-2018	108,000	107,861
U.S. Treasury Note	1.25	11-30-2018	155,000	154,800
U.S. Treasury Note	1.25	12-15-2018	108,000	107,840
U.S. Treasury Note	1.25	12-31-2018	120,000	119,808
U.S. Treasury Note	1.25	1-31-2019	125,000	124,785
U.S. Treasury Note	1.25	4-30-2019	51,000	50,876
U.S. Treasury Note	1.25	10-31-2019	75,000	74,698
U.S. Treasury Note	1.25	1-31-2020	225,000	223,620
U.S. Treasury Note	1.25	2-29-2020	152,000	151,009
U.S. Treasury Note	1.25	3-31-2021	226,000	222,239
U.S. Treasury Note	1.25	10-31-2021	151,000	147,473
U.S. Treasury Note	1.25	7-31-2023	125,000	119,316
U.S. Treasury Note	1.38	6-30-2018	127,000	127,114
U.S. Treasury Note	1.38	7-31-2018	151,000	151,118
U.S. Treasury Note	1.38	9-30-2018	208,000	208,081
U.S. Treasury Note	1.38	11-30-2018	74,000	74,023
U.S. Treasury Note	1.38	12-31-2018	91,000	91,036
U.S. Treasury Note	1.38	2-28-2019	121,000	121,014
U.S. Treasury Note	1.38	12-15-2019	111,000	110,762
U.S. Treasury Note	1.38	1-15-2020	109,000	108,723
U.S. Treasury Note	1.38	1-31-2020	101,000	100,724
U.S. Treasury Note	1.38	2-15-2020	109,000	108,651
U.S. Treasury Note	1.38	2-29-2020	228,000	227,198
U.S. Treasury Note	1.38	3-31-2020	226,000	225,135
U.S. Treasury Note	1.38	4-30-2020	226,000	224,976
U.S. Treasury Note	1.38	5-31-2020	106,000	105,482
U.S. Treasury Note	1.38	8-31-2020	256,000	254,180
U.S. Treasury Note	1.38	9-30-2020	256,000	254,090
U.S. Treasury Note	1.38	10-31-2020	232,000	230,097
U.S. Treasury Note	1.38	1-31-2021	232,000	229,553
U.S. Treasury Note	1.38	4-30-2021	226,000	223,113
U.S. Treasury Note	1.38	5-31-2021	226,000	222,857
U.S. Treasury Note	1.38	6-30-2023	126,000	121,290
U.S. Treasury Note	1.38	8-31-2023	124,000	119,108
U.S. Treasury Note	1.38	9-30-2023	90,000	86,372
U.S. Treasury Note	1.50	8-31-2018	200,000	200,375
U.S. Treasury Note	1.50	12-31-2018	144,000	144,315

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	1-31-2019	$161,000	$161,333
U.S. Treasury Note	1.50	2-28-2019	147,000	147,304
U.S. Treasury Note	1.50	3-31-2019	60,000	60,150
U.S. Treasury Note	1.50	5-31-2019	158,000	158,352
U.S. Treasury Note	1.50	10-31-2019	225,000	225,281
U.S. Treasury Note	1.50	11-30-2019	226,000	226,212
U.S. Treasury Note	1.50	5-31-2020	226,000	225,656
U.S. Treasury Note	1.50	1-31-2022	128,000	126,055
U.S. Treasury Note	1.50	2-28-2023	126,000	122,643
U.S. Treasury Note	1.50	3-31-2023	126,000	122,530
U.S. Treasury Note	1.50	8-15-2026	102,000	95,426
U.S. Treasury Note	1.63	3-31-2019	154,000	154,698
U.S. Treasury Note	1.63	4-30-2019	159,000	159,689
U.S. Treasury Note	1.63	6-30-2019	157,000	157,724
U.S. Treasury Note	1.63	7-31-2019	155,000	155,714
U.S. Treasury Note	1.63	8-31-2019	229,000	230,047
U.S. Treasury Note	1.63	12-31-2019	225,000	225,826
U.S. Treasury Note	1.63	6-30-2020	225,000	225,378
U.S. Treasury Note	1.63	7-31-2020	253,000	253,297
U.S. Treasury Note	1.63	11-30-2020	155,000	154,891
U.S. Treasury Note	1.63	8-15-2022	117,000	115,410
U.S. Treasury Note	1.63	11-15-2022	150,000	147,480
U.S. Treasury Note	1.63	4-30-2023	128,000	125,215
U.S. Treasury Note	1.63	5-31-2023	128,000	125,160
U.S. Treasury Note	1.63	10-31-2023	90,000	87,641
U.S. Treasury Note	1.63	2-15-2026	102,000	96,928
U.S. Treasury Note	1.63	5-15-2026	105,000	99,541
U.S. Treasury Note	1.75	10-31-2018	66,000	66,369
U.S. Treasury Note	1.75	9-30-2019	228,000	229,657
U.S. Treasury Note	1.75	10-31-2020	148,000	148,607
U.S. Treasury Note	1.75	12-31-2020	232,000	232,643
U.S. Treasury Note	1.75	11-30-2021	134,000	133,644
U.S. Treasury Note	1.75	2-28-2022	129,000	128,441
U.S. Treasury Note	1.75	3-31-2022	128,000	127,345
U.S. Treasury Note	1.75	4-30-2022	126,000	125,267
U.S. Treasury Note	1.75	5-15-2022	111,000	110,380
U.S. Treasury Note	1.75	9-30-2022	144,000	142,678
U.S. Treasury Note	1.75	1-31-2023	129,000	127,377
U.S. Treasury Note	1.75	5-15-2023	226,000	222,592
U.S. Treasury Note	1.88	6-30-2020	86,000	86,800
U.S. Treasury Note	1.88	11-30-2021	128,000	128,325
U.S. Treasury Note	1.88	1-31-2022	157,000	157,184
U.S. Treasury Note	1.88	2-28-2022	153,000	153,167
U.S. Treasury Note	1.88	5-31-2022	128,000	127,980
U.S. Treasury Note	1.88	8-31-2022	142,000	141,701
U.S. Treasury Note	1.88	10-31-2022	143,000	142,475
U.S. Treasury Note	2.00	7-31-2020	101,000	102,247
U.S. Treasury Note	2.00	9-30-2020	106,000	107,284
U.S. Treasury Note	2.00	11-30-2020	122,000	123,420
U.S. Treasury Note	2.00	2-28-2021	136,000	137,509

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	5-31-2021	$146,000	$147,477
U.S. Treasury Note	2.00	8-31-2021	127,000	128,106
U.S. Treasury Note	2.00	10-31-2021	126,000	126,999
U.S. Treasury Note	2.00	11-15-2021	178,000	179,488
U.S. Treasury Note	2.00	12-31-2021	155,000	156,114
U.S. Treasury Note	2.00	2-15-2022	133,000	133,992
U.S. Treasury Note	2.00	7-31-2022	144,000	144,624
U.S. Treasury Note	2.00	11-30-2022	129,000	129,267
U.S. Treasury Note	2.00	2-15-2023	220,000	220,069
U.S. Treasury Note	2.00	2-15-2025	289,000	284,970
U.S. Treasury Note	2.00	8-15-2025	220,000	216,219
U.S. Treasury Note	2.00	11-15-2026	170,000	165,783
U.S. Treasury Note	2.13	8-31-2020	138,000	140,205
U.S. Treasury Note	2.13	1-31-2021	132,000	134,006
U.S. Treasury Note	2.13	6-30-2021	142,000	144,036
U.S. Treasury Note	2.13	8-15-2021	178,000	180,489
U.S. Treasury Note	2.13	9-30-2021	128,000	129,735
U.S. Treasury Note	2.13	12-31-2021	126,000	127,614
U.S. Treasury Note	2.13	6-30-2022	126,000	127,353
U.S. Treasury Note	2.13	12-31-2022	129,000	130,018
U.S. Treasury Note	2.13	11-30-2023	110,000	110,348
U.S. Treasury Note	2.13	2-29-2024	128,000	128,120
U.S. Treasury Note	2.13	5-15-2025	234,000	232,501
U.S. Treasury Note	2.25	7-31-2018	49,000	49,498
U.S. Treasury Note	2.25	3-31-2021	135,000	137,663
U.S. Treasury Note	2.25	4-30-2021	142,000	144,757
U.S. Treasury Note	2.25	7-31-2021	194,000	197,683
U.S. Treasury Note	2.25	12-31-2023	127,000	128,235
U.S. Treasury Note	2.25	1-31-2024	127,000	128,161
U.S. Treasury Note	2.25	11-15-2024	290,000	291,540
U.S. Treasury Note	2.25	11-15-2025	219,000	219,026
U.S. Treasury Note	2.25	2-15-2027	196,000	195,127
U.S. Treasury Note	2.38	5-31-2018	58,000	58,562
U.S. Treasury Note	2.38	6-30-2018	74,000	74,798
U.S. Treasury Note	2.38	12-31-2020	123,000	125,974
U.S. Treasury Note	2.38	8-15-2024	289,000	293,335
U.S. Treasury Note	2.50	8-15-2023	190,000	194,965
U.S. Treasury Note	2.50	5-15-2024	281,000	287,827
U.S. Treasury Note	2.63	4-30-2018	62,000	62,668
U.S. Treasury Note	2.63	8-15-2020	220,000	226,884
U.S. Treasury Note	2.63	11-15-2020	355,000	366,357
U.S. Treasury Note	2.75	2-28-2018	71,000	71,693
U.S. Treasury Note	2.75	2-15-2019	128,000	130,845
U.S. Treasury Note	2.75	11-15-2023	251,000	261,207
U.S. Treasury Note	2.75	2-15-2024	217,000	225,697
U.S. Treasury Note	2.88	3-31-2018	80,000	80,931
U.S. Treasury Note	3.13	5-15-2019	142,000	146,576
U.S. Treasury Note	3.13	5-15-2021	155,000	163,071
U.S. Treasury Note	3.38	11-15-2019	159,000	166,118
U.S. Treasury Note	3.50	5-15-2020	138,000	145,579

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	3.63%	8-15-2019	$145,000	$151,706
U.S. Treasury Note	3.63	2-15-2020	191,000	201,378
U.S. Treasury Note	3.63	2-15-2021	199,000	212,534
U.S. Treasury Note	3.75	11-15-2018	141,000	145,577
U.S. Treasury Note	3.88	5-15-2018	65,000	66,442
U.S. Treasury Note	4.00	8-15-2018	74,000	76,214
U.S. Treasury Note	6.00	2-15-2026	42,000	54,439
U.S. Treasury Note	6.25	8-15-2023	35,000	43,538
U.S. Treasury Note	6.50	11-15-2026	28,000	38,017
U.S. Treasury Note	6.63	2-15-2027	18,000	24,761
U.S. Treasury Note	6.75	8-15-2026	21,000	28,811
U.S. Treasury Note	7.13	2-15-2023	24,000	30,575
U.S. Treasury Note	7.25	8-15-2022	24,000	30,223
U.S. Treasury Note	7.50	11-15-2024	22,000	30,080
U.S. Treasury Note	7.63	11-15-2022	12,000	15,472
U.S. Treasury Note	7.63	2-15-2025	20,000	27,732
U.S. Treasury Note	7.88	2-15-2021	15,000	18,240
U.S. Treasury Note	8.00	11-15-2021	48,000	60,469
U.S. Treasury Note	8.13	8-15-2019	29,000	33,060
U.S. Treasury Note	8.13	5-15-2021	17,000	21,049
U.S. Treasury Note	8.13	8-15-2021	15,000	18,773
U.S. Treasury Note	8.50	2-15-2020	15,000	17,708
U.S. Treasury Note	8.75	5-15-2020	12,000	14,429
U.S. Treasury Note	8.75	8-15-2020	27,000	32,873
U.S. Treasury Note	8.88	2-15-2019	29,000	32,506
U.S. Treasury Note	9.00	11-15-2018	18,000	19,882
U.S. Treasury Note	9.13	5-15-2018	16,000	17,079

Total U.S. Treasury Securities (Cost $31,516,125)				31,540,046

	Yield		Shares
Short-Term Investments: 1.71%

Investment Companies: 1.71%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39		94,690	94,700
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86		1,297,633	1,297,633

Total Short-Term Investments (Cost $1,392,333)				1,392,333

	Interest rate		Principal
Treasury Debt: 0.16%
U.S. Treasury Bill #(z)	0.94	9-21-2017	$132,000	131,717

Total Treasury Debt (Cost $131,715)				131,717

Total investments in securities (Cost $59,114,698) *	100.06%	81,624,882
Other assets and liabilities, net	(0.06)	(50,981)

Total net assets	100.00%	$81,573,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	27

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $62,088,885 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,485,543
Gross unrealized losses	(3,949,546)

Net unrealized gains	$19,535,997

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo VT Index Asset Allocation Fund	Statement of assets and liabilities—June 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $92,610 of securities loaned), at value (cost $57,416,051)	$79,649,359
In affiliated securities, at value (cost $1,698,647)	1,975,523

Total investments, at value (cost $59,114,698)	81,624,882
Cash	248
Receivable for Fund shares sold	637
Receivable for dividends and interest	196,897
Receivable for daily variation margin on open futures contracts	20,666
Receivable for securities lending income	23
Prepaid expenses and other assets	284

Total assets	81,843,637

Liabilities
Payable for Fund shares redeemed	63,051
Payable upon receipt of securities loaned	94,700
Payable for daily variation margin on open futures contracts	1,375
Management fee payable	31,351
Distribution fee payable	17,977
Administration fee payable	5,752
Shareholder report expenses payable	18,571
Custodian and accounting fees payable	15,671
Accrued expenses and other liabilities	21,288

Total liabilities	269,736

Total net assets	$81,573,901

NET ASSETS CONSIST OF
Paid-in capital	$54,942,945
Undistributed net investment income	8,449
Accumulated net realized gains on investments	4,093,037
Net unrealized gains on investments	22,529,470

Total net assets	$81,573,901

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$81,573,901
Shares outstanding – Class 2[1]	4,050,470
Net asset value per share – Class 2	$20.14

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund	29

Investment income
Dividends (net of foreign withholding taxes of $21)	$493,381
Interest	246,476
Income from affiliated securities	10,877
Securities lending income, net	151

Total investment income	750,885

Expenses
Management fee	243,887
Administration fee
Class 2	32,518
Distribution fee
Class 2	101,620
Custody and accounting fees	27,534
Professional fees	26,972
Shareholder report expenses	17,984
Trustees’ fees and expenses	10,506
Other fees and expenses	12,184

Total expenses	473,205
Less: Fee waivers and/or expense reimbursements	(66,726)

Net expenses	406,479

Net investment income	344,406

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,278,397
Affiliated securities	23,002
Futures transactions	(34,402)

Net realized gains on investments	2,266,997

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,836,971
Affiiliated securities	(20,231)
Futures transactions	17,233

Net change in unrealized gains (losses) on investments	1,833,973

Net realized and unrealized gains (losses) on investments	4,100,970

Net increase in net assets resulting from operations	$4,445,376

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo VT Index Asset Allocation Fund	Statement of changes in net assets

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment income		$344,406		$749,200
Net realized gains on investments		2,266,997		3,516,592
Net change in unrealized gains (losses) on investments		1,833,973		1,691,580

Net increase in net assets resulting from operations		4,445,376		5,957,372

Distributions to shareholders from
Net investment income – Class 2		(338,457)		(720,605)
Net realized gains – Class 2		0		(2,289,129)

Total distributions to shareholders		(338,457)		(3,009,734)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	104,117	2,055,239	333,800	6,245,984
Reinvestment of distributions – Class 2	16,936	338,457	162,349	3,009,734
Payment for shares redeemed – Class 2	(325,601)	(6,432,194)	(653,618)	(12,192,875)

Net decrease in net assets resulting from capital share transactions		(4,038,498)		(2,937,157)

Total increase in net assets		68,421		10,481

Net assets
Beginning of period		81,505,480		81,494,999

End of period		$81,573,901		$81,505,480

Undistributed net investment income		$8,449		$2,500

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.16	$18.47	$18.43	$15.85	$13.47	$12.09
Net investment income	0.08 [1]	0.17	0.18	0.27	0.24	0.21
Net realized and unrealized gains (losses) on investments	0.98	1.22	0.05	2.57	2.39	1.36

Total from investment operations	1.06	1.39	0.23	2.84	2.63	1.57
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.19)	(0.26)	(0.25)	(0.19)
Net realized gains	0.00	(0.53)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.70)	(0.19)	(0.26)	(0.25)	(0.19)
Net asset value, end of period	$20.14	$19.16	$18.47	$18.43	$15.85	$13.47
Total return	5.55%	7.67%	1.25%	18.06%	19.63%	13.03%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.10%	1.10%	1.02%	1.11%	1.13%
Net expenses	1.00%	1.00%	1.00%	0.99%	1.00%	1.00%
Net investment income	0.85%	0.93%	0.95%	1.58%	1.57%	1.58%
Supplemental data
Portfolio turnover rate	3%	15%	44%	3%	11%	8%
Net assets, end of period (000s omitted)	$81,574	$81,505	$81,495	$92,146	$86,935	$84,791

[1]	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	33

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

34	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$5,956,810	$0	$0	$5,956,810
Consumer staples	4,394,021	0	0	4,394,021
Energy	2,919,853	0	0	2,919,853
Financials	7,064,779	0	0	7,064,779
Health care	7,041,401	0	0	7,041,401
Industrials	4,991,333	0	0	4,991,333
Information technology	10,813,380	0	0	10,813,380
Materials	1,382,840	0	0	1,382,840
Real estate	1,419,421	0	0	1,419,421
Telecommunication services	1,040,429	0	0	1,040,429
Utilities	1,536,507	0	0	1,536,507

Rights
Consumer staples	0	12	0	12

U.S. Treasury securities	31,540,046	0	0	31,540,046

Short-term investments
Investment companies	1,297,633	0	0	1,297,633
U.S. Treasury securities	131,717	0	0	131,717
Investments measured at net asset value*				94,700
	81,530,170	12	0	81,624,882
Futures contracts	20,666	0	0	20,666
Total assets	$81,550,836	$12	$0	$81,645,548
Liabilities
Futures contracts	$1,375	$0	$0	$1,375
Total liabilities	$1.375	$0	$0	$1,375

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $94,700 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	35

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $75 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,941,134	$540,476	$1,570,813	$4,478,837

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchase and sales amounts shown.

36	Wells Fargo VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Wells Fargo & Company	11,438	0	913	10,525	$583,190	$8,239	$23,002

7. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2017, the Fund had long/short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2017	Unrealized gains (losses)
9-15-2017	Goldman Sachs	3 Long	S&P 500 E-Mini Index	$363,135	$(1,340)
9-20-2017	Goldman Sachs	73 Short	10-Year U.S. Treasury Notes	9,163,781	24,966
9-29-2017	Goldman Sachs	8 Long	5-Year U.S. Treasury Notes	942,688	(4,340)

The Fund had an average notional amount of $1,012,583 and $5,284,061 in long and short futures contracts, respectively, during the six months ended June 30, 2017.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$20,531	*	Payable for daily variation margin on open futures contracts	$1,375	*
Equity risk	Receivable for daily variation margin on open futures contracts	135	*	Payable for daily variation margin on open futures contracts	0	*
		$20,666			$1,375

*	Only the current day’s variation margin as of June 30, 2017 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$(61,684)	$17,728
Equity risk	27,282	(495)
	$(34,402)	$17,233

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to

Notes to financial statements (unaudited)	Wells Fargo VT Index Asset Allocation Fund	37

cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$20,666	($1,375)	$0	$19,291

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$1,375	($1,375)	$0	$0

8. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

11. SUBSEQUENT DISTRIBUTIONS

On July 17, 2017, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

	Short-term capital gains	Long-term capital gains
Class 2	$0.10583	$0.74838

These distributions are not reflected in the accompanying financial statements.

38	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-6959, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	39

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

40	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	41

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

42	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by

Other information (unaudited)	Wells Fargo VT Index Asset Allocation Fund	43

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Index Asset Allocation Blended Index, for the one- and five-year periods under review, but lower than its benchmark for the three- and ten-year periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratio of funds in a class-specific expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rate of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of these average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of

44	Wells Fargo VT Index Asset Allocation Fund	Other information (unaudited)

profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT Index Asset Allocation Fund	45

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304904 08-17 SVT2/SAR136 06-17

Semi-Annual Report

June 30, 2017

Wells Fargo VT International Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT International Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT International Equity Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT International Equity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Venkateshwar Lal‡

Dale A. Winner, CFA®

Average annual total returns (%) as of June 30, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-17-1998	23.32	8.80	0.96	0.96	0.70
Class 2	7-31-2002	22.97	8.51	0.71	1.21	0.95
MSCI ACWI ex USA Index (Net)[4]	–	20.45	7.22	1.13	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT International Equity Fund	5

Ten largest holdings (%) as of June 30, 2017[5]
SK Telecom Company Limited	3.68%
Novartis AG	3.56%
Den Norske Bank ASA	3.54%
Vodafone Group plc	3.47%
CIMB Group Holdings Bhd	3.26%
Bayer AG	3.08%
Eni SpA	3.08%
Metro AG	2.95%
Compagnie de Saint-Gobain SA	2.93%
China Mobile Limited	2.78%

Sector distribution as of June 30, 2017[6]

Country allocation as of June 30, 2017[6]

‡	Mr. Lal became a portfolio manager of the Fund on June 30, 2017.

[1]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.69% for Class 1 and 0.94% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,122.45	$3.63	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,119.10	$4.94	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT International Equity Fund	7

Security name	Shares	Value

Common Stocks: 89.30%

Brazil: 2.08%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,073,356	$6,880,212

Canada: 2.18%
Lundin Mining Corporation (Materials, Metals & Mining)	1,270,151	7,218,548

China: 6.24%
China Everbright Limited (Financials, Capital Markets)	1,566,000	3,409,820
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	867,500	9,205,615
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,461,000	986,170
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,577,200	4,696,783
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,470,000	1,276,742
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,717,179	1,047,552

		20,622,682

Denmark: 0.94%
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	72,427	3,101,622

France: 2.93%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	181,269	9,685,159

Germany: 11.99%
Bayer AG (Health Care, Pharmaceuticals)	78,833	10,192,424
Metro AG (Consumer Staples, Food & Staples Retailing)	289,018	9,756,159
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	22,384	4,513,656
Rheinmetall AG (Industrials, Industrial Conglomerates)	53,003	5,031,865
SAP SE (Information Technology, Software)	54,112	5,651,976
Siemens AG (Industrials, Industrial Conglomerates)	32,784	4,506,414

		39,652,494

Hong Kong: 2.35%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,866,000	7,787,969

Italy: 3.39%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	677,378	10,181,458
Prysmian SpA (Industrials, Electrical Equipment)	35,040	1,030,539

		11,211,997

Japan: 10.33%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,400,000	8,287,353
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,264,000	7,747,514
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	907,800	6,092,087
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	143,900	3,429,419
Nomura Holdings Incorporated (Financials, Capital Markets)	1,435,600	8,595,093

		34,151,466

Malaysia: 3.26%
CIMB Group Holdings Bhd (Financials, Banks)	7,034,620	10,783,036

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT International Equity Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name		Shares	Value

Netherlands: 8.15%
Koninklijke Philips NV (Industrials, Industrial Conglomerates) «		254,106	$9,024,611
NN Group NV (Financials, Insurance)		245,170	8,714,248
Sensata Technologies Holding NV (Industrials, Electrical Equipment) «†		215,391	9,201,504

			26,940,363

Norway: 4.50%
Den Norske Bank ASA (Financials, Banks)		687,675	11,696,344
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «		157,965	891,170
Marine Harvest ASA (Consumer Staples, Food Products)		134,882	2,308,685

			14,896,199

Russia: 2.49%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)		980,891	8,219,867

South Africa: 1.76%
Sasol Limited (Materials, Chemicals)		208,308	5,835,649

South Korea: 6.92%
Hana Financial Group Incorporated (Financials, Banks)		218,563	8,643,950
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A		2,013	2,083,455
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		52,341	12,168,602

			22,896,007

Switzerland: 5.02%
Novartis AG (Health Care, Pharmaceuticals)		141,485	11,774,432
Zurich Insurance Group AG (Financials, Insurance)		16,613	4,835,424

			16,609,856

United Kingdom: 11.47%
Man Group plc (Financials, Capital Markets)		3,594,797	7,247,801
Smiths Group plc (Industrials, Industrial Conglomerates)		386,789	8,045,258
United Business Media plc (Consumer Discretionary, Media)		902,582	8,111,416
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		4,048,015	11,480,511
Wolseley plc (Industrials, Trading Companies & Distributors)		49,692	3,050,316

			37,935,302

United States: 3.30%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		36,211	5,215,109
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		120,654	5,711,760

			10,926,869

Total Common Stocks (Cost $263,933,978)			295,355,297

	Expiration date
Participation Notes: 1.71%

China: 1.71%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	2-19-2019	81,158	5,648,559

Total Participation Notes (Cost $2,644,736)			5,648,559

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT International Equity Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 8.76%

Investment Companies: 8.76%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	1,338,195	$1,338,329
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	27,625,900	27,625,900

Total Short-Term Investments (Cost $28,964,141)			28,964,229

Total investments in securities (Cost $295,542,855) *	99.77%	329,968,085
Other assets and liabilities, net	0.23	761,932

Total net assets	100.00%	$330,730,017

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $295,454,353 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,439,902
Gross unrealized losses	(8,926,170)

Net unrealized gains	$34,513,732

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT International Equity Fund	Statement of assets and liabilities—June 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,290,702 of securities loaned), at value (cost $266,578,714)	$301,003,856
In affiliated securities, at value (cost $28,964,141)	28,964,229

Total investments, at value (cost $295,542,855)	329,968,085
Segregated cash	570,000
Foreign currency, at value (cost $873,813)	882,777
Receivable for Fund shares sold	14,633
Receivable for dividends	1,845,073
Receivable for securities lending income	11,774
Unrealized gains on forward foreign currency contracts	191,990
Prepaid expenses and other assets	2,401

Total assets	333,486,733

Liabilities
Payable for Fund shares redeemed	86,672
Unrealized losses on forward foreign currency contracts	732,579
Payable upon receipt of securities loaned	1,338,091
Due to custodian bank	304,000
Management fee payable	158,653
Distribution fee payable	67,097
Administration fees payable	23,345
Accrued expenses and other liabilities	46,279

Total liabilities	2,756,716

Total net assets	$330,730,017

NET ASSETS CONSIST OF
Paid-in capital	$279,581,637
Undistributed net investment income	13,671,025
Accumulated net realized gains on investments	3,496,958
Net unrealized gains on investments	33,980,397

Total net assets	$330,730,017

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$26,398,991
Shares outstanding – Class 1[1]	5,327,791
Net asset value per share – Class 1	$4.95
Net assets – Class 2	$304,331,026
Shares outstanding – Class 2[1]	61,067,258
Net asset value per share – Class 2	$4.98

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2017 (unaudited)	Wells Fargo VT International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $775,705)	$6,299,988
Securities lending income, net	107,822
Income from affiliated securities	71,969

Total investment income	6,479,779

Expenses
Management fee	1,299,105
Administration fees
Class 1	10,418
Class 2	119,492
Distribution fee
Class 2	373,413
Custody and accounting fees	46,785
Professional fees	22,211
Shareholder report expenses	21,034
Trustees’ fees and expenses	10,898
Other fees and expenses	8,496

Total expenses	1,911,852
Less: Fee waivers and/or expense reimbursements	(417,961)

Net expenses	1,493,891

Net investment income	4,985,888

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	14,412,437
Affiliated securities	95
Forward foreign currency contract transactions	(260,981)

Net realized gains on investments	14,151,551

Net change in unrealized gains (losses) on:
Unaffiliated securities	19,367,393
Affiliated securities	(93)
Forward foreign currency contract transactions	(1,216,469)

Net change in unrealized gains (losses) on investments	18,150,831

Net realized and unrealized gains (losses) on investments	32,302,382

Net increase in net assets resulting from operations	$37,288,270

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT International Equity Fund	Statement of changes in net assets

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment income		$4,985,888		$7,034,171
Net realized gains (losses) on investments		14,151,551		(6,282,005)
Net change in unrealized gains (losses) on investments		18,150,831		9,162,899

Net increase in net assets resulting from operations		37,288,270		9,915,065

Distributions to shareholders from
Net investment income
Class 1		0		(793,355)
Class 2		0		(8,065,124)
Net realized gains
Class 1		0		(1,930,040)
Class 2		0		(21,828,958)

Total distributions to shareholders		0		(32,617,477)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	127,372	607,806	428,691	1,873,330
Class 2	406,872	1,961,627	3,816,908	16,773,542

		2,569,433		18,646,872

Reinvestment of distributions
Class 1	0	0	694,743	2,723,395
Class 2	0	0	7,549,011	29,894,082

		0		32,617,477

Payment for shares redeemed
Class 1	(494,420)	(2,359,725)	(1,710,735)	(7,542,633)
Class 2	(4,272,344)	(20,532,705)	(7,426,109)	(32,722,984)

		(22,892,430)		(40,265,617)

Net increase (decrease) in net assets resulting from capital share transactions		(20,322,997)		10,998,732

Total increase (decrease) in net assets		16,965,273		(11,703,680)

Net assets
Beginning of period		313,764,744		325,468,424

End of period		$330,730,017		$313,764,744

Undistributed net investment income		$13,671,025		$8,685,137

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 1		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.41	$4.82	$4.92	$5.48	$4.94	$4.77
Net investment income	0.08 [1]	0.11 [1]	0.11 [1]	0.18 [1]	0.12 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.46	(0.01)	0.02	(0.46)	0.82	0.45

Total from investment operations	0.54	0.10	0.13	(0.28)	0.94	0.58
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.23)	(0.16)	(0.13)	(0.08)
Net realized gains	0.00	(0.36)	0.00	(0.12)	(0.27)	(0.33)

Total distributions to shareholders	0.00	(0.51)	(0.23)	(0.28)	(0.40)	(0.41)
Net asset value, end of period	$4.95	$4.41	$4.82	$4.92	$5.48	$4.94
Total return[2]	12.24%	3.25%	2.30%	(5.30)%	19.94%	13.68%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.95%	0.94%	0.95%	0.98%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	3.30%	2.49%	2.04%	3.44%	2.36%	2.68%
Supplemental data
Portfolio turnover rate	27%	77%	34%	39%	32%	140%
Net assets, end of period (000s omitted)	$26,399	$25,137	$30,254	$32,599	$42,021	$43,089

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.45	$4.84	$4.95	$5.50	$4.96	$4.78
Net investment income	0.07 [1]	0.10	0.09 [1]	0.16	0.11 [1]	0.11
Net realized and unrealized gains (losses) on investments	0.46	0.00	0.01	(0.45)	0.82	0.47

Total from investment operations	0.53	0.10	0.10	(0.29)	0.93	0.58
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.21)	(0.14)	(0.12)	(0.07)
Net realized gains	0.00	(0.36)	0.00	(0.12)	(0.27)	(0.33)

Total distributions to shareholders	0.00	(0.49)	(0.21)	(0.26)	(0.39)	(0.40)
Net asset value, end of period	$4.98	$4.45	$4.84	$4.95	$5.50	$4.96
Total return[2]	11.91%	3.30%	1.80%	(5.35)%	19.52%	13.48%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.23%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	3.05%	2.25%	1.77%	3.07%	2.08%	2.41%
Supplemental data
Portfolio turnover rate	27%	77%	34%	39%	32%	140%
Net assets, end of period (000s omitted)	$304,331	$288,628	$295,215	$310,909	$319,565	$296,705

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

16	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	17

Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of December 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2017	No expiration
Short-term
$1,334,528	$8,677,104

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$6,880,212	$0	$0	$6,880,212
Canada	7,218,548	0	0	7,218,548
China	20,622,682	0	0	20,622,682
Denmark	3,101,622	0	0	3,101,622
France	9,685,159	0	0	9,685,159
Germany	39,652,494	0	0	39,652,494
Hong Kong	7,787,969	0	0	7,787,969
Italy	11,211,997	0	0	11,211,997
Japan	34,151,466	0	0	34,151,466
Malaysia	10,783,036	0	0	10,783,036
Netherlands	26,940,363	0	0	26,940,363
Norway	14,896,199	0	0	14,896,199
Russia	8,219,867	0	0	8,219,867
South Africa	5,835,649	0	0	5,835,649
South Korea	22,896,007	0	0	22,896,007
Switzerland	16,609,856	0	0	16,609,856
United Kingdom	37,935,302	0	0	37,935,302
United States	10,926,869	0	0	10,926,869

Participation notes
China	0	5,648,559	0	5,648,559

Short-term investments
Investment companies	27,625,900	0	0	27,625,900
Investments measured at net asset value*				1,338,329
	322,981,197	5,648,559	0	329,968,085
Forward foreign currency contracts	0	191,990	0	191,990
Total assets	$322,981,197	$5,840,549	$0	$330,160,075
Liabilities
Forward foreign currency contracts	$0	$732,579	$0	$732,579
Total liabilities	$0	$732,579	$0	$732,579

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,338,329 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	19

connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $288 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $81,283,323 and $88,303,373, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At June 30, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized gains
7-13-2017	Credit Suisse	4,900,000 EUR	$5,598,828	$5,523,109	$75,719
8-30-2017	Barclays	2,260,000 EUR	2,588,684	2,553,506	35,178
8-30-2017	Barclays	3,796,000 EUR	4,348,074	4,266,981	81,093

20	Wells Fargo VT International Equity Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized losses
7-13-2017	Credit Suisse	4,900,000 EUR	$5,598,829	$5,220,328	$(378,501)
8-30-2017	Barclays	6,056,000 EUR	6,936,758	6,794,348	(142,410)
9-12-2017	Morgan Stanley	3,840,600 GBP	5,012,688	4,860,298	(152,390)
9-12-2017	Morgan Stanley	5,430,000 GBP	7,087,146	7,056,014	(31,132)
9-12-2017	Morgan Stanley	5,430,000 GBP	7,087,146	7,059,000	(28,146)

The Fund had average contract amounts of $18,570,407 and $50,843,981 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2017. As of June 30, 2017, the Fund had received $570,000 as cash collateral for open forward foreign currency contracts.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Barclays	$116,271	*	$(116,271)	$0	$0
	Credit Suisse	75,719	*	(75,719)	0	0

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Forward foreign currency contracts	Barclays	$142,410	**	$(116,271)	$(26,139)	$0
	Credit Suisse	378,501	**	(75,719)	(302,782)	0
	Morgan Stanley	211,668	**	0	(211,668)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

**	Amount represents net unrealized losses

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo VT International Equity Fund	21

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

11. SUBSEQUENT DISTRIBUTIONS

On July 17, 2017, the Fund declared distributions from net investment income to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

Net investment income
Class 1	$0.15247
Class 2	0.14053

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo VT International Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo VT International Equity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo VT International Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT International Equity Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo VT International Equity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by

Other information (unaudited)	Wells Fargo VT International Equity Fund	27

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the MSCI ACWI Index ex USA (Net), for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratio of funds in a class-specific expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rate of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of these average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

28	Wells Fargo VT International Equity Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo VT International Equity Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304905 08-17 SVT3/SAR140 06-17

Semi-Annual Report

June 30, 2017

Wells Fargo VT Omega Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT Omega Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Omega Growth Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Omega Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of June 30, 2017

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	3-6-1997	22.15	13.59	9.93	0.82	0.75
Class 2	7-31-2002	21.87	13.32	9.65	1.07	1.00
Russell 3000® Growth Index[3]	–	20.72	15.20	8.82	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Omega Growth Fund	5

Ten largest holdings (%) as of June 30, 2017[4]
Amazon.com Incorporated	5.16
UnitedHealth Group Incorporated	3.62
Alphabet Incorporated Class A	3.61
Visa Incorporated Class A	3.54
The Home Depot Incorporated	3.12
Facebook Incorporated Class A	3.06
Waste Connections Incorporated	2.95
Microsoft Corporation	2.91
Celgene Corporation	2.26
Salesforce.com Incorporated	1.89

Sector distribution as of June 30, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,184.68	$4.06	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,183.35	$5.41	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 96.39%

Consumer Discretionary: 21.69%

Diversified Consumer Services: 3.08%
Adtalem Global Education Incorporated	33,600	$1,275,120
Bright Horizons Family Solutions Incorporated †	17,200	1,328,012

		2,603,132

Hotels, Restaurants & Leisure: 5.40%
Royal Caribbean Cruises Limited	5,800	633,534
Six Flags Entertainment Corporation	20,000	1,192,200
Starbucks Corporation	19,200	1,119,552
Vail Resorts Incorporated	6,000	1,216,980
Wingstop Incorporated «	12,792	395,273

		4,557,539

Internet & Direct Marketing Retail: 5.93%
Amazon.com Incorporated †	4,500	4,356,000
Ctrip.com International Limited ADR †	12,100	651,706

		5,007,706

Media: 2.52%
Charter Communications Incorporated Class A †	3,000	1,010,550
Cinemark Holdings Incorporated	28,899	1,122,726

		2,133,276

Specialty Retail: 4.76%
The Home Depot Incorporated	17,200	2,638,480
The TJX Companies Incorporated	19,100	1,378,447

		4,016,927

Consumer Staples: 0.90%

Beverages: 0.90%
Monster Beverage Corporation †	15,300	760,104

Energy: 0.74%

Oil, Gas & Consumable Fuels: 0.74%
Pioneer Natural Resources Company	3,900	622,362

Financials: 5.69%

Capital Markets: 3.21%
Intercontinental Exchange Incorporated	21,100	1,390,912
Raymond James Financial Incorporated	16,506	1,324,111

		2,715,023

Consumer Finance: 1.68%
SLM Corporation †	123,100	1,415,650

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Omega Growth Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.80%
Radian Group Incorporated	41,400	$676,890

Health Care: 13.35%

Biotechnology: 4.14%
Bioverativ Incorporated †	15,900	956,703
Celgene Corporation †	14,666	1,904,673
Gilead Sciences Incorporated	6,100	431,758
Incyte Corporation †	1,600	201,456

		3,494,590

Health Care Equipment & Supplies: 4.06%
Baxter International Incorporated	16,700	1,011,018
Edwards Lifesciences Corporation †	6,800	804,032
Hologic Incorporated †	16,400	744,232
Intuitive Surgical Incorporated †	934	873,636

		3,432,918

Health Care Providers & Services: 5.15%
Amedisys Incorporated †	10,388	652,470
Tivity Health Incorporated †	16,000	637,600
UnitedHealth Group Incorporated	16,500	3,059,430

		4,349,500

Industrials: 10.02%

Aerospace & Defense: 2.18%
BWX Technologies Incorporated	19,800	965,250
Mercury Computer Systems Incorporated †	20,900	879,681

		1,844,931

Airlines: 1.31%
Spirit Airlines Incorporated †	21,400	1,105,310

Commercial Services & Supplies: 2.95%
Waste Connections Incorporated	38,647	2,489,608

Machinery: 1.06%
John Bean Technologies Corporation	9,100	891,800

Professional Services: 1.50%
TransUnion †	29,294	1,268,723

Trading Companies & Distributors: 1.02%
Univar Incorporated †	29,400	858,480

Information Technology: 38.23%

Communications Equipment: 0.68%
Harris Corporation	5,300	578,124

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund	9

Security name	Shares	Value

Internet Software & Services: 11.29%
Alphabet Incorporated Class A †	3,280	$3,049,350
Alphabet Incorporated Class C †	1,489	1,353,099
CoStar Group Incorporated †	2,700	711,720
Facebook Incorporated Class A †	17,105	2,582,513
MercadoLibre Incorporated	2,200	551,936
Tencent Holdings Limited ADR «	35,800	1,287,368

		9,535,986

IT Services: 11.74%
Acxiom Corporation †	37,414	972,016
EPAM Systems Incorporated †	13,415	1,128,067
Fidelity National Information Services Incorporated	16,300	1,392,020
PayPal Holdings Incorporated †	19,300	1,035,831
Total System Services Incorporated	22,500	1,310,625
Visa Incorporated Class A	31,844	2,986,330
WEX Incorporated †	10,443	1,088,892

		9,913,781

Semiconductors & Semiconductor Equipment: 2.60%
Broadcom Limited	5,100	1,188,555
Teradyne Incorporated	33,600	1,009,008

		2,197,563

Software: 10.43%
Activision Blizzard Incorporated	14,500	834,765
Microsoft Corporation	35,700	2,460,801
Nintendo Company Limited «	29,500	1,233,690
Salesforce.com Incorporated †	18,400	1,593,440
ServiceNow Incorporated †	7,450	789,700
Take-Two Interactive Software Incorporated †	16,900	1,240,122
Ultimate Software Group Incorporated †	3,100	651,186

		8,803,704

Technology Hardware, Storage & Peripherals: 1.49%
NCR Corporation †	30,800	1,257,872

Materials: 4.89%

Chemicals: 1.75%
The Sherwin-Williams Company	4,200	1,474,032

Construction Materials: 1.60%
Vulcan Materials Company	10,700	1,355,476

Containers & Packaging: 1.54%
Berry Plastics Group Incorporated †	22,800	1,299,828

Real Estate: 0.88%

Equity REITs: 0.88%
SBA Communications Corporation †	5,500	741,950

Total Common Stocks (Cost $59,784,029)		81,402,785

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Omega Growth Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 5.80%

Investment Companies: 5.80%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	1,654,134	$1,654,300
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	3,238,413	3,238,413

Total Short-Term Investments (Cost $4,892,713)			4,892,713

Total investments in securities (Cost $64,676,742) *	102.19%	86,295,498
Other assets and liabilities, net	(2.19)	(1,846,449)

Total net assets	100.00%	$84,449,049

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $64,694,458 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,236,108
Gross unrealized losses	(635,068)

Net unrealized gains	$21,601,040

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $1,633,405 of securities loaned), at value (cost $59,784,029)	$81,402,785
In affiliated securities, at value (cost $4,892,713)	4,892,713

Total investments, at value (cost $64,676,742)	86,295,498
Receivable for investments sold	680,373
Receivable for Fund shares sold	168,355
Receivable for dividends	21,060
Receivable for securities lending income	506
Prepaid expenses and other assets	1,058

Total assets	87,166,850

Liabilities
Payable for investments purchased	877,470
Payable for Fund shares redeemed	91,045
Payable upon receipt of securities loaned	1,654,300
Management fee payable	39,089
Distribution fee payable	10,380
Administration fees payable	5,907
Accrued expenses and other liabilities	39,610

Total liabilities	2,717,801

Total net assets	$84,449,049

NET ASSETS CONSIST OF
Paid-in capital	$54,685,766
Undistributed net investment income	33,418
Accumulated net realized gains on investments	8,111,109
Net unrealized gains on investments	21,618,756

Total net assets	$84,449,049

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$37,550,082
Shares outstanding – Class 1[1]	1,427,634
Net asset value per share – Class 1	$26.30
Net assets – Class 2	$46,898,967
Shares outstanding – Class 2[1]	1,854,035
Net asset value per share – Class 2	$25.30

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Omega Growth Fund	Statement of operations—six months ended June 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,495)	$292,925
Income from affiliated securities	3,355
Securities lending income, net	2,739

Total investment income	299,019

Expenses
Management fee	241,875
Administration fees
Class 1	14,060
Class 2	18,190
Distribution fee
Class 2	56,844
Custody and accounting fees	9,257
Professional fees	26,111
Shareholder report expenses	7,694
Trustees’ fees and expenses	10,603
Other fees and expenses	5,063

Total expenses	389,697
Less: Fee waivers and/or expense reimbursements	(30,510)

Net expenses	359,187

Net investment loss	(60,168)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,823,628
Net change in unrealized gains (losses) on investments	7,781,357

Net realized and unrealized gains (losses) on investments	13,604,985

Net increase in net assets resulting from operations	$13,544,817

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Omega Growth Fund	13

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment income (loss)		$(60,168)		$95,150
Net realized gains on investments		5,823,628		4,552,241
Net change in unrealized gains (losses) on investments		7,781,357		(4,610,891)

Net increase in net assets resulting from operations		13,544,817		36,500

Distributions to shareholders from
Net realized gains
Class 1		0		(1,928,811)
Class 2		0		(2,495,195)

Total distributions to shareholders		0		(4,424,006)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	92,589	2,373,184	88,558	1,932,932
Class 2	55,011	1,286,629	73,250	1,553,214

		3,659,813		3,486,146

Reinvestment of distributions
Class 1	0	0	89,214	1,928,811
Class 2	0	0	119,674	2,495,195

		0		4,424,006

Payment for shares redeemed
Class 1	(168,049)	(4,133,371)	(406,707)	(8,978,003)
Class 2	(197,403)	(4,679,211)	(413,059)	(8,813,207)

		(8,812,582)		(17,791,210)

Net decrease in net assets resulting from capital share transactions		(5,152,769)		(9,881,058)

Total increase (decrease) in net assets		8,392,048		(14,268,564)

Net assets
Beginning of period		76,057,001		90,325,565

End of period		$84,449,049		$76,057,001

Undistributed net investment income		$33,418		$93,586

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 1		2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.20	$23.30	$27.57	$32.78	$25.56	$22.78
Net investment income (loss)	(0.00)[1,2]	0.10	(0.03)	(0.03)	(0.01)	0.11
Net realized and unrealized gains (losses) on investments	4.10	0.05	0.52	1.22	9.81	4.43

Total from investment operations	4.10	0.15	0.49	1.19	9.80	4.54
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.12)	0.00
Net realized gains	0.00	(1.25)	(4.76)	(6.40)	(2.46)	(1.76)

Total distributions to shareholders	0.00	(1.25)	(4.76)	(6.40)	(2.58)	(1.76)
Net asset value, end of period	$26.30	$22.20	$23.30	$27.57	$32.78	$25.56
Total return[3]	18.47%	0.77%	1.62%	4.09%	40.22%	20.76%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.79%	0.75%	0.79%	0.80%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.01)%	0.26%	(0.11)%	(0.10)%	(0.12)%	0.40%
Supplemental data
Portfolio turnover rate	37%	90%	101%	88%	95%	93%
Net assets, end of period (000s omitted)	$37,550	$33,373	$40,362	$47,210	$55,867	$47,842

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.38	$22.54	$26.89	$32.19	$25.13	$22.48
Net investment income (loss)	(0.05)	0.00 [1,2]	(0.09)	(0.10)	(0.12)	0.02
Net realized and unrealized gains (losses) on investments	3.97	0.09	0.50	1.20	9.68	4.39

Total from investment operations	3.92	0.09	0.41	1.10	9.56	4.41
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.04)	0.00
Net realized gains	0.00	(1.25)	(4.76)	(6.40)	(2.46)	(1.76)

Total distributions to shareholders	0.00	(1.25)	(4.76)	(6.40)	(2.50)	(1.76)
Net asset value, end of period	$25.30	$21.38	$22.54	$26.89	$32.19	$25.13
Total return[3]	18.33%	0.52%	1.34%	3.86%	39.88%	20.39%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.04%	1.00%	1.04%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.26)%	0.01%	(0.36)%	(0.35)%	(0.37)%	0.12%
Supplemental data
Portfolio turnover rate	37%	90%	101%	88%	95%	93%
Net assets, end of period (000s omitted)	$46,899	$42,684	$49,963	$59,035	$68,658	$62,599

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo VT Omega Growth Fund	17

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $162,398 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Wells Fargo VT Omega Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$18,318,580	$0	$0	$18,318,580
Consumer staples	760,104	0	0	760,104
Energy	622,362	0	0	622,362
Financials	4,807,563	0	0	4,807,563
Health care	11,277,008	0	0	11,277,008
Industrials	8,458,852	0	0	8,458,852
Information technology	32,287,030	0	0	32,287,030
Materials	4,129,336	0	0	4,129,336
Real estate	741,950	0	0	741,950

Short-term investments
Investment companies	3,238,413	0	0	3,238,413
Investments measured at net asset value*				1,654,300
Total assets	$84,641,198	$0	$0	$86,295,498

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,654,300 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an a class level administration fee of 0.08% which is based on the average daily net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo VT Omega Growth Fund	19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $71 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $29,408,903 and $36,682,572, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

20	Wells Fargo VT Omega Growth Fund	Notes to financial statements (unaudited)

10. SUBSEQUENT DISTRIBUTIONS

On July 17, 2017, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

	Net investment income	Long-term capital gains
Class 1	$0.06322	$0.80652
Class 2	0.00305	0.77558

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017

Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.

Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017

Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.

Asset Allocation Trust

24	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Omega Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The Board considered these results in comparison to the performance of funds in a universe that was

26	Wells Fargo VT Omega Growth Fund	Other information (unaudited)

determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for the five- and ten-year period ended December 31, 2016, but lower than the average performance of the Universe for the one- and three-year periods ended December 31, 2016. However, the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one- and three-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 3000® Growth Index, for the ten-year period ended December 31, 2016, but lower than its benchmark for the one-, three- and five-year periods ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance. The Board noted that the Fund experienced a portfolio manager change during the third quarter of 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Other information (unaudited)	Wells Fargo VT Omega Growth Fund	27

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo VT Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304907 08-17 SVT5/SAR142 06-17

Semi-Annual Report

June 30, 2017

Wells Fargo VT Opportunity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT Opportunity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Opportunity Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Opportunity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Christoper Miller‡

Average annual total returns (%) as of June 30, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-26-2011	19.15	13.53	7.17	0.85	0.75
Class 2	5-8-1992	18.83	13.24	7.01	1.10	1.00
Russell 3000® Index[4]	–	18.51	14.58	7.26	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Opportunity Fund	5

Ten largest holdings (%) as of June 30, 2017[5]
Apple Incorporated	3.24
Alphabet Incorporated Class C	3.04
Johnson Controls International plc	2.49
PNC Financial Services Group Incorporated	2.20
EOG Resources Incorporated	2.08
Novartis AG ADR	2.08
Medtronic plc	2.03
Chubb Limited	1.85
Starbucks Corporation	1.83
Eaton Corporation plc	1.81

Sector distribution as of June 30, 2017[6]

‡	Mr. Miller became a portfolio manager of the Fund on March 1, 2017.

[1]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns for Class 1 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,089.43	$3.89	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,087.96	$5.18	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 98.89%

Consumer Discretionary: 11.24%

Hotels, Restaurants & Leisure: 2.78%
Royal Caribbean Cruises Limited	16,896	$1,845,550
Starbucks Corporation	60,608	3,534,052

		5,379,602

Internet & Direct Marketing Retail: 0.98%
Amazon.com Incorporated †	1,952	1,889,536

Media: 3.54%
Comcast Corporation Class A	88,786	3,455,551
Twenty-First Century Fox Incorporated Class B	121,640	3,390,107

		6,845,658

Multiline Retail: 1.45%
Dollar General Corporation	38,835	2,799,615

Specialty Retail: 2.49%
L Brands Incorporated	40,932	2,205,825
Lowe’s Companies Incorporated	33,616	2,606,248

		4,812,073

Consumer Staples: 4.26%

Food & Staples Retailing: 0.55%
The Kroger Company	45,437	1,059,591

Food Products: 1.15%
The Hershey Company	20,821	2,235,551

Household Products: 1.12%
Church & Dwight Company Incorporated	41,699	2,163,344

Personal Products: 1.44%
The Estee Lauder Companies Incorporated Class A	28,932	2,776,893

Energy: 7.25%

Energy Equipment & Services: 1.40%
Halliburton Company	40,775	1,741,500
Weatherford International plc «†	247,365	957,303

		2,698,803

Oil, Gas & Consumable Fuels: 5.85%
Concho Resources Incorporated †	14,362	1,745,414
EOG Resources Incorporated	44,382	4,017,459
Newfield Exploration Company †	44,497	1,266,385
Pioneer Natural Resources Company	14,261	2,275,770
RSP Permian Incorporated †	61,950	1,999,127

		11,304,155

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Opportunity Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Financials: 16.72%

Banks: 6.70%
Bank of the Ozarks Incorporated	52,342	$2,453,270
KeyCorp	150,972	2,829,215
PNC Financial Services Group Incorporated	34,095	4,257,443
Webster Financial Corporation	65,301	3,410,018

		12,949,946

Capital Markets: 3.81%
E*TRADE Financial Corporation †	80,738	3,070,466
Intercontinental Exchange Incorporated	40,538	2,672,265
TD Ameritrade Holding Corporation	37,589	1,615,951

		7,358,682

Insurance: 6.21%
Aon plc	25,253	3,357,386
Chubb Limited	24,564	3,571,114
The Progressive Corporation	55,847	2,462,294
Willis Towers Watson plc	17,950	2,611,007

		12,001,801

Health Care: 14.07%

Biotechnology: 2.03%
Alexion Pharmaceuticals Incorporated †	9,194	1,118,634
Celgene Corporation †	21,652	2,811,945

		3,930,579

Health Care Equipment & Supplies: 2.03%
Medtronic plc	44,244	3,926,655

Health Care Providers & Services: 2.16%
Cigna Corporation	16,445	2,752,729
Envision Healthcare Corporation †	22,773	1,427,184

		4,179,913

Life Sciences Tools & Services: 4.77%
Agilent Technologies Incorporated	46,213	2,740,893
Bio-Rad Laboratories Incorporated Class A †	15,324	3,467,974
Thermo Fisher Scientific Incorporated	17,195	3,000,012

		9,208,879

Pharmaceuticals: 3.08%
Merck & Company Incorporated	30,068	1,927,058
Novartis AG ADR	48,111	4,015,825

		5,942,883

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Opportunity Fund	9

Security name	Shares	Value

Industrials: 14.08%

Aerospace & Defense: 2.70%
Lockheed Martin Corporation	9,501	$2,637,573
Rockwell Collins Incorporated	24,559	2,580,660

		5,218,233

Airlines: 1.22%
United Continental Holdings Incorporated †	31,332	2,357,733

Building Products: 2.49%
Johnson Controls International plc	110,881	4,807,800

Commercial Services & Supplies: 1.31%
Republic Services Incorporated	39,899	2,542,763

Electrical Equipment: 1.81%
Eaton Corporation plc	44,915	3,495,736

Machinery: 2.15%
Colfax Corporation †	63,881	2,514,995
Gardner Denver Holdings Incorporated †	75,584	1,633,370

		4,148,365

Road & Rail: 2.40%
Canadian Pacific Railway Limited	7,225	1,161,852
Hertz Global Holdings Incorporated «	117,523	1,351,515
J.B. Hunt Transport Services Incorporated	23,250	2,124,585

		4,637,952

Information Technology: 24.98%

Electronic Equipment, Instruments & Components: 3.04%
Amphenol Corporation Class A	33,736	2,490,392
TE Connectivity Limited	42,952	3,379,463

		5,869,855

Internet Software & Services: 4.58%
Alphabet Incorporated Class C †	6,463	5,873,122
Facebook Incorporated Class A †	19,785	2,987,139

		8,860,261

IT Services: 4.72%
Alliance Data Systems Corporation	10,109	2,594,879
Fidelity National Information Services Incorporated	36,662	3,130,935
MasterCard Incorporated Class A	27,997	3,400,236

		9,126,050

Semiconductors & Semiconductor Equipment: 3.01%
Broadcom Limited	13,622	3,174,607
Texas Instruments Incorporated	34,322	2,640,391

		5,814,998

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Opportunity Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name		Shares	Value

Software: 6.39%
Check Point Software Technologies Limited †		22,774	$2,484,188
Oracle Corporation		63,103	3,163,984
Red Hat Incorporated †		34,628	3,315,631
Salesforce.com Incorporated †		39,130	3,388,658

			12,352,461

Technology Hardware, Storage & Peripherals: 3.24%
Apple Incorporated		43,445	6,256,949

Materials: 4.89%

Chemicals: 1.57%
The Sherwin-Williams Company		8,631	3,029,136

Containers & Packaging: 1.30%
Crown Holdings Incorporated †		42,316	2,524,573

Metals & Mining: 2.02%
Goldcorp Incorporated-U.S. Exchange Traded Shares		121,050	1,562,756
Steel Dynamics Incorporated		65,309	2,338,715

			3,901,471

Real Estate: 1.40%

Equity REITs: 1.40%
American Tower Corporation		20,510	2,713,883

Total Common Stocks (Cost 149,408,231)			191,122,378

	Yield
Short-Term Investments: 2.03%

Investment Companies: 2.03%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	2,263,903	2,264,130
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	1,656,219	1,656,219

Total Short-Term Investments (Cost $3,920,349)			3,920,349

Total investments in securities (Cost $153,328,580) *	100.92%	195,042,727
Other assets and liabilities, net	(0.92)	(1,784,856)

Total net assets	100.00%	$193,257,871

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $153,644,454 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,476,337
Gross unrealized losses	(5,078,064)

Net unrealized gains	$41,398,273

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2017 (unaudited)	Wells Fargo VT Opportunity Fund	11

Assets
Investments
In unaffiliated securities (including $2,191,542 of securities loaned), at value (cost $149,408,231)	$191,122,378
In affiliated securities, at value (cost $3,920,349)	3,920,349

Total investments, at value (cost $153,328,580)	195,042,727
Receivable for investments sold	805,685
Receivable for Fund shares sold	28,710
Receivable for dividends	173,142
Receivable for securities lending income	856
Prepaid expenses and other assets	1,274

Total assets	196,052,394

Liabilities
Payable for investments purchased	281,222
Payable for Fund shares redeemed	49,908
Payable upon receipt of securities loaned	2,263,919
Management fee payable	100,847
Distribution fee payable	35,377
Administration fees payable	13,653
Accrued expenses and other liabilities	49,597

Total liabilities	2,794,523

Total net assets	$193,257,871

NET ASSETS CONSIST OF
Paid-in capital	$125,910,178
Undistributed net investment income	1,793,697
Accumulated net realized gains on investments	23,839,834
Net unrealized gains on investments	41,714,162

Total net assets	$193,257,871

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$32,950,290
Shares outstanding – Class 1[1]	1,229,657
Net asset value per share – Class 1	$26.80
Net assets – Class 2	$160,307,581
Shares outstanding – Class 2[1]	5,972,065
Net asset value per share – Class 2	$26.84

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Opportunity Fund	Statement of operations—six months ended June 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $16,112)	$1,325,770
Income from affiliated securities	5,553
Securities lending income, net	4,129

Total investment income	1,335,452

Expenses
Management fee	680,177
Administration fees
Class 1	13,248
Class 2	64,486
Distribution fee
Class 2	201,519
Custody and accounting fees	10,454
Professional fees	23,052
Shareholder report expenses	28,868
Trustees’ fees and expenses	10,826
Other fees and expenses	3,141

Total expenses	1,035,771
Less: Fee waivers and/or expense reimbursements	(105,491)

Net expenses	930,280

Net investment income	405,172

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	9,030,150
Affiliated securities	30

Net realized gains on investments	9,030,180
Net change in unrealized gains (losses) on investments	7,085,796

Net realized and unrealized gains (losses) on investments	16,115,976

Net increase in net assets resulting from operations	$16,521,148

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo VT Opportunity Fund	13

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment income		$405,172		$842,470
Net realized gains on investments		9,030,180		16,133,502
Net change in unrealized gains (losses) on investments		7,085,796		5,589,001

Net increase in net assets resulting from operations		16,521,148		22,564,973

Distributions to shareholders from
Net investment income
Class 1		0		(757,684)
Class 2		0		(3,341,814)
Net realized gains
Class 1		0		(3,290,345)
Class 2		0		(16,591,308)

Total distributions to shareholders		0		(23,981,151)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	7,698	200,563	30,809	753,075
Class 2	91,685	2,409,492	154,196	3,770,003

		2,610,055		4,523,078

Reinvestment of distributions
Class 1	0	0	180,958	4,048,029
Class 2	0	0	887,494	19,933,122

	0	0		23,981,151

Payment for shares redeemed
Class 1	(120,964)	(3,147,556)	(290,336)	(7,094,764)
Class 2	(555,219)	(14,544,041)	(1,355,584)	(32,803,808)

		(17,691,597)		(39,898,572)

Net decrease in net assets resulting from capital share transactions		(15,081,542)		(11,394,343)

Total increase (decrease) in net assets		1,439,606		(12,810,521)

Net assets
Beginning of period		191,818,265		204,628,786

End of period		$193,257,871		$191,818,265

Undistributed net investment income		$1,793,697		$1,388,525

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 1		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.60	$25.00	$28.82	$26.11	$20.02	$17.40
Net investment income	0.10	0.22	0.57	0.10	0.08	0.10
Net realized and unrealized gains (losses) on investments	2.10	2.59	(1.28)	2.69	6.11	2.64

Total from investment operations	2.20	2.81	(0.71)	2.79	6.19	2.74
Distributions to shareholders from
Net investment income	0.00	(0.60)	(0.12)	(0.08)	(0.10)	(0.11)
Net realized gains	0.00	(2.61)	(2.99)	0.00	0.00	(0.01)

Total distributions to shareholders	0.00	(3.21)	(3.11)	(0.08)	(0.10)	(0.12)
Net asset value, end of period	$26.80	$24.60	$25.00	$28.82	$26.11	$20.02
Total return[1]	8.94%	12.52%	(2.85)%	10.70%	30.99%	15.80%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.84%	0.82%	0.84%	0.86%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.62%	0.65%	2.02%	0.37%	0.32%	0.46%
Supplemental data
Portfolio turnover rate	15%	47%	41%	33%	26%	36%
Net assets, end of period (000s omitted)	$32,950	$33,035	$35,539	$42,178	$44,636	$40,950

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.67	$25.05	$28.86	$26.15	$20.05	$17.38
Net investment income	0.07	0.13	0.50	0.04	0.02	0.05
Net realized and unrealized gains (losses) on investments	2.10	2.63	(1.28)	2.69	6.13	2.65

Total from investment operations	2.17	2.76	(0.78)	2.73	6.15	2.70
Distributions to shareholders from
Net investment income	0.00	(0.53)	(0.04)	(0.02)	(0.05)	(0.02)
Net realized gains	0.00	(2.61)	(2.99)	0.00	0.00	(0.01)

Total distributions to shareholders	0.00	(3.14)	(3.03)	(0.02)	(0.05)	(0.03)
Net asset value, end of period	$26.84	$24.67	$25.05	$28.86	$26.15	$20.05
Total return[1]	8.80%	12.23%	(3.08)%	10.42%	30.68%	15.52%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.09%	1.07%	1.09%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.37%	0.39%	1.76%	0.12%	0.07%	0.21%
Supplemental data
Portfolio turnover rate	15%	47%	41%	33%	26%	36%
Net assets, end of period (000s omitted)	$160,308	$158,783	$169,090	$201,347	$211,077	$188,313

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Opportunity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo VT Opportunity Fund	17

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18	Wells Fargo VT Opportunity Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$21,726,484	$0	$0	$21,726,484
Consumer staples	8,235,379	0	0	8,235,379
Energy	14,002,958	0	0	14,002,958
Financials	32,310,429	0	0	32,310,429
Health care	27,188,909	0	0	27,188,909
Industrials	27,208,582	0	0	27,208,582
Information technology	48,280,574	0	0	48,280,574
Materials	9,455,180	0	0	9,455,180
Real estate	2,713,883	0	0	2,713,883

Short-term investments
Investment companies	1,656,219	0	0	1,656,219
Investments measured at net asset value*				2,264,130
Total assets	$192,778,597	$0	$0	$195,042,727

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,264,130 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo VT Opportunity Fund	19

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.58% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $178 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $28,685,879 and $42,727,143, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

20	Wells Fargo VT Opportunity Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

10. SUBSEQUENT DISTRIBUTIONS

On July 17, 2017, the Fund declared distributions from net investment income, short-term capital gains and long-term capital gains to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

	Net investment income	Short-term capital gains	Long-term capital gains
Class 1	$0.25044	$0.30780	$1.88816
Class 2	0.18266	0.30780	1.88816

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo VT Opportunity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo VT Opportunity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Opportunity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

24	Wells Fargo VT Opportunity Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo VT Opportunity Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark

26	Wells Fargo VT Opportunity Fund	Other information (unaudited)

index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for all periods under review except the five-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 3000® Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or lower than the sum of these average rates for the Fund’s expense Group for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Other information (unaudited)	Wells Fargo VT Opportunity Fund	27

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo VT Opportunity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304908 08-17 SVT6/SAR143 06-17

Semi-Annual Report

June 30, 2017

Wells Fargo VT Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo VT Small Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Small Cap Growth Fund for the six-month period that ended June 30, 2017. Many markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.34% and 14.10% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net).2 Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.27%.

Economies improved in the first quarter of 2017, supporting markets.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also outperformed the U.S. market.

Steady advancement in many markets marked the second quarter of 2017.

With steady, modest economic growth both in the U.S. and abroad during the second quarter of 2017, most equity markets in the U.S. and abroad advanced with few signs of volatility. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, Fed officials in June again raised their target interest rate by a quarter percentage point to between 1.00% and 1.25%. They also released a blueprint for reducing the Fed’s balance sheet, which had ballooned due to quantitative easing. Although economic momentum increased in Europe, the European Central Bank held its rates steady at low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo VT Small Cap Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-260-5969. We are available 24 hours a day, 7 days a week.

4	Wells Fargo VT Small Cap Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to new insurance companies.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CFP

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of June 30, 20172

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Class 1	7-16-2010	26.08	12.42	7.54	0.94	0.94
Class 2	5-1-1995	25.96	12.16	7.36	1.19	1.19
Russell 2000® Growth Index[5]	–	24.40	13.98	7.82	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If sales loads or charges had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo VT Small Cap Growth Fund	5

Ten largest holdings (%) as of June 30, 2017[6]
The Spectranetics Corporation	3.12
On Assignment Incorporated	2.96
Q2 Holdings Incorporated	2.75
Proofpoint Incorporated	2.59
InterXion Holding NV	2.46
WageWorks Incorporated	2.35
LendingTree Incorporated	2.18
Ligand Pharmaceuticals Incorporated	2.07
John Bean Technologies Corporation	2.03
Integra LifeSciences Holdings Corporation	1.93

Sector distribution as of June 30, 2017[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns for Class 1 shares would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through April 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.95% for Class 1 and 1.20% for Class 2. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo VT Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,151.59	$5.01	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%
Class 2
Actual	$1,000.00	$1,151.26	$6.35	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96	1.19%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.06%

Consumer Discretionary: 13.16%

Auto Components: 1.43%
Cooper-Standard Holdings Incorporated †	22,090	$2,228,218
LCI Industries	12,520	1,282,048

		3,510,266

Diversified Consumer Services: 0.77%
Grand Canyon Education Incorporated †	24,220	1,899,090

Hotels, Restaurants & Leisure: 3.71%
Dave & Buster’s Entertainment Incorporated †	12,600	838,026
Papa John’s International Incorporated	5,400	387,504
Planet Fitness Incorporated Class A	111,826	2,610,019
Playa Hotels & Resorts S.L. †	117,200	1,400,540
The Habit Restaurants Incorporated Class A «†	113,748	1,797,218
Wingstop Incorporated «	67,149	2,074,904

		9,108,211

Household Durables: 0.76%
iRobot Corporation †	11,100	933,954
Universal Electronics Incorporated †	13,990	935,232

		1,869,186

Leisure Products: 1.06%
MCBC Holdings Incorporated	71,612	1,400,015
Nautilus Group Incorporated †	63,160	1,209,514

		2,609,529

Media: 1.71%
IMAX Corporation †	73,710	1,621,620
Nexstar Broadcasting Group Incorporated	42,900	2,565,420

		4,187,040

Multiline Retail: 1.15%
Ollie’s Bargain Outlet Holdings Incorporated †	66,410	2,829,066

Specialty Retail: 2.57%
Camping World Holdings Incorporated Class A	30,125	929,356
Five Below Incorporated †	23,408	1,155,653
Lithia Motors Incorporated Class A «	44,820	4,223,389

		6,308,398

Energy: 2.02%

Oil, Gas & Consumable Fuels: 2.02%
Matador Resources Company «†	48,563	1,037,791
PDC Energy Incorporated †	25,300	1,090,683
RSP Permian Incorporated †	87,521	2,824,303

		4,952,777

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo VT Small Cap Growth Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Financials: 6.06%

Capital Markets: 3.01%
Financial Engines Incorporated «	81,060	$2,966,796
MarketAxess Holdings Incorporated	14,178	2,851,196
Stifel Financial Corporation †	34,400	1,581,712

		7,399,704

Insurance: 0.88%
Kinsale Capital Group Incorporated	57,740	2,154,279

Thrifts & Mortgage Finance: 2.17%
LendingTree Incorporated «†	31,028	5,343,022

Health Care: 26.92%

Biotechnology: 7.01%
Clovis Oncology Incorporated †	28,000	2,621,640
Exact Sciences Corporation †	39,800	1,407,726
Ligand Pharmaceuticals Incorporated «†	41,838	5,079,133
MiMedx Group Incorporated «†	56,500	845,805
Repligen Corporation †	90,520	3,751,149
Sage Therapeutics Incorporated †	5,800	461,912
Spark Therapeutics Incorporated «†	24,510	1,464,227
Ultragenyx Pharmaceutical Incorporated «†	25,482	1,582,687

		17,214,279

Health Care Equipment & Supplies: 11.75%
Cantel Medical Corporation	19,200	1,495,872
Genmark Diagnostics Incorporated †	40,000	473,200
Glaukos Corporation «†	69,000	2,861,430
Inogen Incorporated †	34,230	3,266,227
Integra LifeSciences Holdings Corporation †	86,960	4,740,190
iRhythm Technologies Incorporated †	51,576	2,191,464
Nevro Corporation †	54,549	4,060,082
NxStage Medical Incorporated †	84,350	2,114,655
The Spectranetics Corporation †	199,707	7,668,749

		28,871,869

Health Care Providers & Services: 4.52%
Acadia Healthcare Company Incorporated «†	66,200	3,268,956
HealthEquity Incorporated †	90,625	4,515,844
Surgery Partners Incorporated †	77,146	1,755,072
Teladoc Incorporated «†	44,846	1,556,156

		11,096,028

Health Care Technology: 1.26%
Evolent Health Incorporated Class A «†	97,100	2,461,485
Vocera Communications Incorporated †	23,800	628,796

		3,090,281

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 1.02%
Cambrex Corporation †	14,700	$878,325
INC Research Holdings Incorporated Class A †	28,003	1,638,176

		2,516,501

Pharmaceuticals: 1.36%
Dova Pharmaceuticals Incorporated †	30,545	680,848
Heska Corporation †	9,060	924,754
Supernus Pharmaceuticals Incorporated †	40,500	1,745,550

		3,351,152

Industrials: 20.53%

Aerospace & Defense: 1.71%
HEICO Corporation	20,100	1,443,984
Mercury Computer Systems Incorporated †	65,217	2,744,984

		4,188,968

Airlines: 0.99%
SkyWest Incorporated	69,440	2,437,344

Building Products: 1.63%
Apogee Enterprises Incorporated	55,590	3,159,736
JELD-WEN Holding Incorporated †	26,110	847,531

		4,007,267

Commercial Services & Supplies: 0.68%
Advanced Disposal Services Incorporated †	73,115	1,661,904

Construction & Engineering: 3.19%
Dycom Industries Incorporated «†	40,310	3,608,551
Granite Construction Incorporated	46,180	2,227,723
MasTec Incorporated †	44,400	2,004,660

		7,840,934

Machinery: 5.12%
John Bean Technologies Corporation	50,940	4,992,120
Milacron Holdings Corporation †	128,257	2,256,041
Mueller Water Products Incorporated Class A	126,160	1,473,549
REV Group Incorporated	43,747	1,210,917
Rexnord Corporation †	113,720	2,643,990

		12,576,617

Professional Services: 5.32%
On Assignment Incorporated †	134,481	7,282,146
WageWorks Incorporated †	85,947	5,775,638

		13,057,784

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo VT Small Cap Growth Fund	Portfolio of investments—June 30, 2017 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors: 1.89%
Beacon Roofing Supply Incorporated †	56,570	$2,771,930
BMC Stock Holdings Incorporated †	86,140	1,882,159

		4,654,089

Information Technology: 30.37%

Communications Equipment: 0.30%
Quantenna Communications Incorporated †	39,057	742,083

Electronic Equipment, Instruments & Components: 1.18%
Littelfuse Incorporated	17,540	2,894,100

Internet Software & Services: 11.43%
2U Incorporated †	71,560	3,357,595
Benefitfocus Incorporated †	20,400	741,540
Cloudera Incorporated «†	29,689	475,618
Coupa Software Incorporated †	45,531	1,319,488
Criteo SA ADR «†	16,200	794,610
Envestnet Incorporated †	96,811	3,833,716
Five9 Incorporated †	159,890	3,440,833
GrubHub Incorporated «†	10,600	462,160
LogMeIn Incorporated	31,360	3,277,120
Q2 Holdings Incorporated †	182,776	6,753,573
SPS Commerce Incorporated †	22,722	1,448,755
Wix.com Limited †	11,400	793,440
Xactly Corporation †	87,215	1,364,915

		28,063,363

IT Services: 2.46%
InterXion Holding NV †	131,890	6,037,924

Semiconductors & Semiconductor Equipment: 4.57%
Cavium Incorporated †	37,540	2,332,360
MaxLinear Incorporated Class A †	81,510	2,273,314
Microsemi Corporation †	63,290	2,961,972
Monolithic Power Systems Incorporated	37,990	3,662,236

		11,229,882

Software: 10.43%
Appian Corporation «†	18,086	328,261
BlackLine Incorporated †	45,943	1,642,003
CyberArk Software Limited «†	76,690	3,830,666
HubSpot Incorporated †	51,048	3,356,406
Paycom Software Incorporated †	28,020	1,916,848
Paylocity Holding Corporation «†	36,677	1,657,067
Proofpoint Incorporated «†	73,280	6,362,902
RealPage Incorporated †	27,100	974,245
RingCentral Incorporated Class A †	73,230	2,676,553
Talend SA ADR «†	82,929	2,884,271

		25,629,222

Total Common Stocks (Cost $189,476,055)		243,332,159

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 16.86%

Investment Companies: 16.86%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	38,041,986	$38,045,790
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	3,377,044	3,377,044

Total Short-Term Investments (Cost $41,420,204)			41,422,834

Total investments in securities (Cost $230,896,259) *	115.92%	284,754,993
Other assets and liabilities, net	(15.92)	(39,113,383)

Total net assets	100.00%	$245,641,610

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $230,983,822 and unrealized gains (losses) consists of:

Gross unrealized gains	$58,351,729
Gross unrealized losses	(4,580,558)

Net unrealized gains	$53,771,171

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo VT Small Cap Growth Fund	Statement of assets and liabilities—June 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $37,213,525 of securities loaned), at value (cost $189,476,055)	$243,332,159
In affiliated securities, at value (cost $41,420,204)	41,422,834

Total investments, at value (cost $230,896,259)	284,754,993
Receivable for investments sold	130,433
Receivable for Fund shares sold	242,277
Receivable for dividends	27,660
Receivable for securities lending income	12,504
Prepaid expenses and other assets	3,097

Total assets	285,170,964

Liabilities
Payable for investments purchased	1,070,559
Payable for Fund shares redeemed	112,299
Payable upon receipt of securities loaned	38,042,285
Management fee payable	170,623
Distribution fee payable	48,470
Administration fees payable	17,063
Accrued expenses and other liabilities	68,055

Total liabilities	39,529,354

Total net assets	$245,641,610

NET ASSETS CONSIST OF
Paid-in capital	$170,093,065
Accumulated net investment loss	(1,026,455)
Accumulated net realized gains on investments	22,716,266
Net unrealized gains on investments	53,858,734

Total net assets	$245,641,610

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$22,257,729
Shares outstanding – Class 1[1]	2,270,432
Net asset value per share – Class 1	$9.80
Net assets – Class 2	$223,383,881
Shares outstanding – Class 2[1]	23,298,865
Net asset value per share – Class 2	$9.59

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund	13

Investment income
Dividends	$215,837
Securities lending income, net	114,583
Income from affiliated securities	13,369

Total investment income	343,789

Expenses
Management fee	938,892
Administration fees
Class 1	8,597
Class 2	85,292
Distribution fee
Class 2	266,537
Custody and accounting fees	15,690
Professional fees	20,714
Shareholder report expenses	21,734
Trustees’ fees and expenses	10,076
Other fees and expenses	1,708

Total expenses	1,369,240

Net investment loss	(1,025,451)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	16,403,975
Affiliated securities	292

Net realized gains on investments	16,404,267

Net change in unrealized gains (losses) on:
Unaffiliated securities	17,595,227
Affiliated securities	(456)

Net change in unrealized gains (losses) on investments	17,594,771

Net realized and unrealized gains (losses) on investments	33,999,038

Net increase in net assets resulting from operations	$32,973,587

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo VT Small Cap Growth Fund	Statement of changes in net assets

	Six months ended June 30, 2017 (unaudited)		Year ended December 31, 2016

Operations
Net investment loss		$(1,025,451)		$(726,892)
Net realized gains on investments		16,404,267		6,026,826
Net change in unrealized gains (losses) on investments		17,594,771		9,699,962

Net increase in net assets resulting from operations		32,973,587		14,999,896

Distributions to shareholders from
Net realized gains
Class 1		0		(1,952,885)
Class 2		0		(19,584,093)

Total distributions to shareholders		0		(21,536,978)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	98,900	905,291	225,807	1,843,852
Class 2	926,431	8,391,639	1,939,958	15,546,526

		9,296,930		17,390,378

Reinvestment of distributions
Class 1	0	0	248,775	1,952,885
Class 2	0	0	2,543,389	19,584,093

		0		21,536,978

Payment for shares redeemed
Class 1	(244,012)	(2,255,338)	(633,474)	(5,195,825)
Class 2	(1,956,006)	(17,645,789)	(6,663,346)	(53,191,948)

		(19,901,127)		(58,387,773)

Net decrease in net assets resulting from capital share transactions		(10,604,197)		(19,460,417)

Total increase (decrease) in net assets		22,369,390		(25,997,499)

Net assets
Beginning of period		223,272,220		249,269,719

End of period		$245,641,610		$223,272,220

Accumulated net investment loss		$(1,026,455)		$(1,004)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 1		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.51	$8.70	$10.08	$11.32	$7.93	$7.71
Net investment loss	(0.02)	(0.01)[1]	(0.06)	(0.07)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	1.31	0.65	(0.02)	(0.21)	3.98	0.65

Total from investment operations	1.29	0.64	(0.08)	(0.28)	3.91	0.61
Distributions to shareholders from
Net realized gains	0.00	(0.83)	(1.30)	(0.96)	(0.52)	(0.39)
Net asset value, end of period	$9.80	$8.51	$8.70	$10.08	$11.32	$7.93
Total return[2]	15.16%	8.10%	(2.63)%	(1.67)%	50.55%	8.11%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.93%	0.93%	0.93%	0.94%
Net expenses	0.94%	0.94%	0.93%	0.93%	0.93%	0.94%
Net investment loss	(0.65)%	(0.10)%	(0.69)%	(0.75)%	(0.73)%	(0.56)%
Supplemental data
Portfolio turnover rate	37%	89%	77%	54%	67%	65%
Net assets, end of period (000s omitted)	$22,258	$20,554	$22,402	$28,121	$35,192	$25,699

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo VT Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (unaudited)	Year ended December 31
CLASS 2		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.33	$8.56	$9.96	$11.22	$7.88	$7.68
Net investment loss	(0.04)	(0.03)	(0.08)	(0.10)	(0.09)	(0.07)
Net realized and unrealized gains (losses) on investments	1.30	0.63	(0.02)	(0.20)	3.95	0.66

Total from investment operations	1.26	0.60	(0.10)	(0.30)	3.86	0.59
Distributions to shareholders from
Net realized gains	0.00	(0.83)	(1.30)	(0.96)	(0.52)	(0.39)
Net asset value, end of period	$9.59	$8.33	$8.56	$9.96	$11.22	$7.88
Total return[1]	15.13%	7.75%	(2.88)%	(1.88)%	50.23%	7.87%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.19%	1.18%	1.18%	1.18%	1.19%
Net expenses	1.19%	1.19%	1.18%	1.18%	1.18%	1.19%
Net investment loss	(0.90)%	(0.35)%	(0.93)%	(1.00)%	(0.98)%	(0.81)%
Supplemental data
Portfolio turnover rate	37%	89%	77%	54%	67%	65%
Net assets, end of period (000s omitted)	$223,384	$202,718	$226,867	$226,966	$250,473	$182,213

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo VT Small Cap Growth Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18	Wells Fargo VT Small Cap Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo VT Small Cap Growth Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$32,320,786	$0	$0	$32,320,786
Energy	4,952,777	0	0	4,952,777
Financials	14,897,005	0	0	14,897,005
Health care	66,140,110	0	0	66,140,110
Industrials	50,424,907	0	0	50,424,907
Information technology	74,596,574	0	0	74,596,574

Short-term investments
Investment companies	3,377,044	0	0	3,377,044
Investments measured at net asset value*				38,045,790
Total assets	$246,709,203	$0	$0	$284,754,993

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $38,045,790 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended June 30, 2017, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended June 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $207 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations.

20	Wells Fargo VT Small Cap Growth Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2017 were $86,352,056 and $96,947,946, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2017, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

10. SUBSEQUENT DISTRIBUTIONS

On July 17, 2017, the Fund declared distributions from long-term capital gains to shareholders of record on July 14, 2017. The per share amounts payable on July 18, 2017 were as follows:

Long-term capital gains
Class 1	$0.28153
Class 2	0.28153

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

24	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 79 funds in the Fund Complex and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2016. In certain cases, the Board also considered more current results for various time periods ended March 31, 2017. The Board

26	Wells Fargo VT Small Cap Growth Fund	Other information (unaudited)

considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was lower than the average performance of its Universe for all periods under review ended December 31, 2016, although the Board noted that the performance ranking of the Fund in the Universe had improved from the prior quarter-end for the one-, three- and five-year periods ended March 31, 2017. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000 Growth Index, for all periods under review ended December 31, 2016.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also

Other information (unaudited)	Wells Fargo VT Small Cap Growth Fund	27

received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo VT Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

304909 08-17 SVT7/SAR144 06-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 25, 2017

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 25, 2017